FIDELITY ADVISOR
STRATEGIC INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT

JUNE 30, 1999

(2_FIDELITY_LOGOS)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             21  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    25  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           26  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  48  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 57  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  2.59%          1.95%        58.31%
- CL A

FIDELITY ADV STRATEGIC INCOME  -2.28%         -2.90%       50.79%
- CL A  (INCL. 4.75% SALES
CHARGE)

Fidelity Strategic Income      0.54%          2.37%        53.65%
Composite

 JP EMBI Plus                  10.57%         -4.26%       76.60%

 LB Government Bond            -2.27%         3.05%        43.70%

 ML High Yield Master II       2.49%          0.90%        60.48%

 SB Non-US Dollar World Govt   -9.11%         4.87%        25.04%
Bond

ML High Yield Master           1.76%          0.94%        58.90%

Multi-Sector Income Funds      0.82%          -0.62%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 105 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  1.95%        10.34%
- CL A

FIDELITY ADV STRATEGIC INCOME  -2.90%       9.20%
- CL A  (INCL. 4.75% SALES
CHARGE)

Fidelity Strategic Income      2.37%        9.64%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

(checkmark)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL A      FID Strategic Inc Comp.     ML High Yield Master II
             00260                       F0086                       ML012
  1994/10/31       9525.00                    10000.00                    10000.00
  1994/11/30       9572.77                     9920.90                     9913.96
  1994/12/31       9541.61                     9884.90                    10018.42
  1995/01/31       9648.07                     9959.54                    10159.09
  1995/02/28       9875.95                    10125.91                    10484.71
  1995/03/31      10019.24                    10299.71                    10626.39
  1995/04/30      10395.11                    10642.75                    10895.62
  1995/05/31      10786.33                    11044.59                    11237.63
  1995/06/30      10841.49                    11138.73                    11313.19
  1995/07/31      10928.59                    11203.42                    11460.51
  1995/08/31      10945.88                    11205.44                    11520.65
  1995/09/30      11140.78                    11399.33                    11654.54
  1995/10/31      11270.10                    11458.48                    11753.05
  1995/11/30      11395.97                    11610.46                    11869.53
  1995/12/31      11643.10                    11865.72                    12068.40
  1996/01/31      11903.52                    12069.97                    12270.00
  1996/02/29      11807.14                    11957.42                    12307.50
  1996/03/31      11769.08                    11967.99                    12257.18
  1996/04/30      11882.44                    12054.04                    12274.37
  1996/05/31      11965.00                    12119.18                    12362.83
  1996/06/30      12066.53                    12256.12                    12412.09
  1996/07/31      12139.29                    12387.78                    12493.68
  1996/08/31      12280.23                    12532.99                    12646.07
  1996/09/30      12663.01                    12822.79                    12943.32
  1996/10/31      12827.47                    12984.25                    13055.66
  1996/11/30      13077.33                    13257.60                    13314.71
  1996/12/31      13141.42                    13292.17                    13428.55
  1997/01/31      13226.46                    13331.31                    13529.44
  1997/02/28      13339.67                    13429.06                    13737.43
  1997/03/31      13046.74                    13242.60                    13548.48
  1997/04/30      13192.75                    13380.63                    13722.19
  1997/05/31      13535.42                    13679.20                    14011.11
  1997/06/30      13731.04                    13877.42                    14227.65
  1997/07/31      14001.03                    14134.06                    14604.77
  1997/08/31      13990.54                    14116.04                    14587.19
  1997/09/30      14331.31                    14382.36                    14849.59
  1997/10/31      14085.62                    14259.82                    14925.41
  1997/11/30      14206.44                    14381.93                    15058.37
  1997/12/31      14356.16                    14535.15                    15210.02
  1998/01/31      14615.36                    14703.70                    15452.41
  1998/02/28      14724.36                    14809.79                    15515.02
  1998/03/31      14853.96                    14897.17                    15662.39
  1998/04/30      14903.22                    14997.36                    15729.66
  1998/05/31      14832.89                    14999.45                    15824.25
  1998/06/30      14791.03                    15008.64                    15905.97
  1998/07/31      14883.79                    15071.87                    16007.35
  1998/08/31      13741.00                    14297.30                    15199.31
  1998/09/30      14183.23                    14778.41                    15238.87
  1998/10/31      14213.37                    14880.52                    14910.04
  1998/11/30      14708.36                    15276.60                    15687.24
  1998/12/31      14698.49                    15283.08                    15659.13
  1999/01/31      14799.38                    15271.09                    15867.51
  1999/02/28      14622.88                    15073.10                    15762.48
  1999/03/31      14946.15                    15336.24                    15945.58
  1999/04/30      15410.28                    15612.59                    16237.32
  1999/05/31      15038.43                    15341.51                    16088.37
  1999/06/30      15078.99                    15365.00                    16048.50
IMATRL PRASUN   SHR__CHT 19990630 19990715 111404 R00000000000059

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 1999, the value of the investment would have grown to $15,079 - a 50.79% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,048 - a 60.48% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+76.60%), Lehman Brothers Government Bond Index (+43.70%), Merrill Lynch High Yield Master II Index (+60.48%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+25.04%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,365 - a 53.65% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,                                    SEPTEMBER 3, 1996
                                             YEARS ENDED  DECEMBER 31,         (COMMENCEMENT OF SALE OF
                                                                               CLASS A SHARES) TO DECEMBER
                                                                               31,

                  1999                       1998                       1997   1996

Dividend returns  3.35%                      6.59%                      7.20%  2.56%

Capital returns   -0.76%                     -4.21%                     2.04%  4.39%

Total returns     2.59%                      2.38%                      9.24%  6.95%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.83(cents)   35.11(cents)   73.43(cents)

Annualized dividend rate     6.79%         6.70%          6.93%

30-day annualized yield      n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.44 over the past one month, $10.57 over the past six months and $10.59 over the past one year, you can compare the class' income over these three periods. The past one year dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  2.55%          1.82%        58.22%
- CL T

FIDELITY ADV STRATEGIC INCOME  -1.04%         -1.74%       52.68%
- CL T  (INCL. 3.50% SALES
CHARGE)

Fidelity Strategic Income      0.54%          2.37%        53.65%
Composite

 JP EMBI Plus                  10.57%         -4.26%       76.60%

 LB Government Bond            -2.27%         3.05%        43.70%

 ML High Yield Master II       2.49%          0.90%        60.48%

 SB Non-US Dollar World Govt   -9.11%         4.87%        25.04%
Bond

ML High Yield Master           1.76%          0.94%        58.90%

Multi-Sector Income Funds      0.82%          -0.62%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market-value weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 105 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  1.82%        10.33%
- CL T

FIDELITY ADV STRATEGIC INCOME  -1.74%       9.49%
- CL T  (INCL. 3.50% SALES
CHARGE)

Fidelity Strategic Income      2.37%        9.64%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL T      FID Strategic Inc Comp.     ML High Yield Master II
             00638                       F0086                       ML012
  1994/10/31       9650.00                    10000.00                    10000.00
  1994/11/30       9698.40                     9920.90                     9913.96
  1994/12/31       9666.83                     9884.90                    10018.42
  1995/01/31       9774.68                     9959.54                    10159.09
  1995/02/28      10005.55                    10125.91                    10484.71
  1995/03/31      10150.73                    10299.71                    10626.39
  1995/04/30      10531.53                    10642.75                    10895.62
  1995/05/31      10927.88                    11044.59                    11237.63
  1995/06/30      10983.77                    11138.73                    11313.19
  1995/07/31      11072.01                    11203.42                    11460.51
  1995/08/31      11089.52                    11205.44                    11520.65
  1995/09/30      11286.98                    11399.33                    11654.54
  1995/10/31      11418.00                    11458.48                    11753.05
  1995/11/30      11545.52                    11610.46                    11869.53
  1995/12/31      11795.90                    11865.72                    12068.40
  1996/01/31      12059.74                    12069.97                    12270.00
  1996/02/29      11962.09                    11957.42                    12307.50
  1996/03/31      11923.53                    11967.99                    12257.18
  1996/04/30      12038.38                    12054.04                    12274.37
  1996/05/31      12122.02                    12119.18                    12362.83
  1996/06/30      12224.89                    12256.12                    12412.09
  1996/07/31      12298.60                    12387.78                    12493.68
  1996/08/31      12441.38                    12532.99                    12646.07
  1996/09/30      12830.13                    12822.79                    12943.32
  1996/10/31      12997.13                    12984.25                    13055.66
  1996/11/30      13251.26                    13257.60                    13314.71
  1996/12/31      13315.91                    13292.17                    13428.55
  1997/01/31      13391.70                    13331.31                    13529.44
  1997/02/28      13518.64                    13429.06                    13737.43
  1997/03/31      13222.75                    13242.60                    13548.48
  1997/04/30      13371.63                    13380.63                    13722.19
  1997/05/31      13720.32                    13679.20                    14011.11
  1997/06/30      13919.62                    13877.42                    14227.65
  1997/07/31      14194.54                    14134.06                    14604.77
  1997/08/31      14185.26                    14116.04                    14587.19
  1997/09/30      14518.67                    14382.36                    14849.59
  1997/10/31      14282.39                    14259.82                    14925.41
  1997/11/30      14393.11                    14381.93                    15058.37
  1997/12/31      14558.12                    14535.15                    15210.02
  1998/01/31      14805.33                    14703.70                    15452.41
  1998/02/28      14927.20                    14809.79                    15515.02
  1998/03/31      15058.21                    14897.17                    15662.39
  1998/04/30      15105.82                    14997.36                    15729.66
  1998/05/31      15036.26                    14999.45                    15824.25
  1998/06/30      14994.41                    15008.64                    15905.97
  1998/07/31      15088.85                    15071.87                    16007.35
  1998/08/31      13918.00                    14297.30                    15199.31
  1998/09/30      14367.82                    14778.41                    15238.87
  1998/10/31      14397.26                    14880.52                    14910.04
  1998/11/30      14912.03                    15276.60                    15687.24
  1998/12/31      14887.81                    15283.08                    15659.13
  1999/01/31      15002.45                    15271.09                    15867.51
  1999/02/28      14822.20                    15073.10                    15762.48
  1999/03/31      15135.03                    15336.24                    15945.58
  1999/04/30      15604.79                    15612.59                    16237.32
  1999/05/31      15242.05                    15341.51                    16088.37
  1999/06/30      15268.00                    15365.00                    16048.50
IMATRL PRASUN   SHR__CHT 19990630 19990715 112123 R00000000000059

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 1999, the value of the investment would have grown to $15,268 - a 52.68% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value- weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more, and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,048 - a 60.48% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+76.60%), Lehman Brothers Government Bond Index (+43.70%), Merrill Lynch High Yield Master II Index (+60.48%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+25.04%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,365 - a 53.65% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,                         OCTOBER 31, 1994
                                                                                              (COMMENCEMENT OF OPERATIONS)
                                                                                              TO DECEMBER 31,

                  1999                       1998                      1997   1996    1995    1994

Dividend returns  3.31%                      6.56%                     7.29%  7.73%   8.65%   0.97%

Capital returns   -0.76%                     -4.30%                    2.04%   5.16%  13.37%  -0.80%

Total returns     2.55%                      2.26%                     9.33%  12.89%  22.02%  0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.79(cents)   34.74(cents)   73.12(cents)

Annualized dividend rate     6.75%         6.63%          6.90%

30-day annualized yield      6.93%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.43 over the past one month, $10.56 over the past six months, and $10.59 over the past one year, you can compare the class' income over these three periods. The past one year dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  2.22%          1.16%        53.52%
- CL B

FIDELITY ADV STRATEGIC INCOME  -2.74%         -3.56%       51.52%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      0.54%          2.37%        53.65%
Composite

 JP EMBI Plus                  10.57%         -4.26%       76.60%

 LB Government Bond            -2.27%         3.05%        43.70%

 ML High Yield Master II       2.49%          0.90%        60.48%

 SB Non-US Dollar World Govt   -9.11%         4.87%        25.04%
Bond

ML High Yield Master           1.76%          0.94%        58.90%

Multi-Sector Income Funds      0.82%          -0.62%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 105 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  1.16%        9.62%
- CL B

FIDELITY ADV STRATEGIC INCOME  -3.56%       9.31%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      2.37%        9.64%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL B      FID Strategic Inc Comp.     ML High Yield Master II
             00639                       F0086                       ML012
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10045.19                     9920.90                     9913.96
  1994/12/31       9993.77                     9884.90                    10018.42
  1995/01/31      10109.93                     9959.54                    10159.09
  1995/02/28      10342.97                    10125.91                    10484.71
  1995/03/31      10496.27                    10299.71                    10626.39
  1995/04/30      10883.14                    10642.75                    10895.62
  1995/05/31      11285.68                    11044.59                    11237.63
  1995/06/30      11326.35                    11138.73                    11313.19
  1995/07/31      11420.96                    11203.42                    11460.51
  1995/08/31      11431.98                    11205.44                    11520.65
  1995/09/30      11617.60                    11399.33                    11654.54
  1995/10/31      11755.36                    11458.48                    11753.05
  1995/11/30      11878.64                    11610.46                    11869.53
  1995/12/31      12127.76                    11865.72                    12068.40
  1996/01/31      12391.44                    12069.97                    12270.00
  1996/02/29      12283.74                    11957.42                    12307.50
  1996/03/31      12237.32                    11967.99                    12257.18
  1996/04/30      12347.83                    12054.04                    12274.37
  1996/05/31      12426.63                    12119.18                    12362.83
  1996/06/30      12525.39                    12256.12                    12412.09
  1996/07/31      12594.31                    12387.78                    12493.68
  1996/08/31      12733.18                    12532.99                    12646.07
  1996/09/30      13123.27                    12822.79                    12943.32
  1996/10/31      13286.86                    12984.25                    13055.66
  1996/11/30      13539.79                    13257.60                    13314.71
  1996/12/31      13599.52                    13292.17                    13428.55
  1997/01/31      13681.65                    13331.31                    13529.44
  1997/02/28      13803.67                    13429.06                    13737.43
  1997/03/31      13482.16                    13242.60                    13548.48
  1997/04/30      13638.86                    13380.63                    13722.19
  1997/05/31      13973.99                    13679.20                    14011.11
  1997/06/30      14181.74                    13877.42                    14227.65
  1997/07/31      14453.55                    14134.06                    14604.77
  1997/08/31      14423.79                    14116.04                    14587.19
  1997/09/30      14767.17                    14382.36                    14849.59
  1997/10/31      14518.78                    14259.82                    14925.41
  1997/11/30      14623.24                    14381.93                    15058.37
  1997/12/31      14769.60                    14535.15                    15210.02
  1998/01/31      15025.93                    14703.70                    15452.41
  1998/02/28      15128.43                    14809.79                    15515.02
  1998/03/31      15266.11                    14897.17                    15662.39
  1998/04/30      15306.75                    14997.36                    15729.66
  1998/05/31      15227.35                    14999.45                    15824.25
  1998/06/30      15175.85                    15008.64                    15905.97
  1998/07/31      15263.44                    15071.87                    16007.35
  1998/08/31      14073.13                    14297.30                    15199.31
  1998/09/30      14519.06                    14778.41                    15238.87
  1998/10/31      14526.86                    14880.52                    14910.04
  1998/11/30      15051.23                    15276.60                    15687.24
  1998/12/31      15018.95                    15283.08                    15659.13
  1999/01/31      15111.61                    15271.09                    15867.51
  1999/02/28      14936.11                    15073.01                    15762.48
  1999/03/31      15242.68                    15336.24                    15945.58
  1999/04/30      15706.73                    15612.59                    16237.32
  1999/05/31      15334.34                    15341.51                    16088.37
  1999/06/30      15152.32                    15365.00                    16048.50
IMATRL PRASUN   SHR__CHT 19990630 19990730 115617 R00000000000059

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by June 30, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,152 - a 51.52% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,048 - a 60.48% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+76.60%), Lehman Brothers Government Bond Index (+43.70%), Merrill Lynch High Yield Master II Index (+60.48%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+25.04%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,365 - a 53.65% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,                         OCTOBER 31, 1994
                                                                                              (COMMENCEMENT OF OPERATIONS)
                                                                                              TO DECEMBER 31,

                  1999                       1998                      1997   1996    1995    1994

Dividend returns  2.98%                      5.89%                     6.58%  7.00%   7.78%   0.84%

Capital returns   -0.76%                     -4.20%                    2.02%   5.14%  13.57%  -0.90%

Total returns     2.22%                      1.69%                     8.60%  12.14%  21.35%  -0.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.23(cents)   31.31(cents)   66.20(cents)

Annualized dividend rate     6.09%         5.97%          6.25%

30-day annualized yield      6.52%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.45 over the past one month, $10.58 over the past six months, and $10.60 over the past one year, you can compare the class' income over these three periods. The past one year dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  2.17%          0.98%        52.95%
- CL C

FIDELITY ADV STRATEGIC INCOME  1.17%          0.04%        52.95%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      0.54%          2.37%        53.65%
Composite

 JP EMBI Plus                  10.57%         -4.26%       76.60%

 LB Government Bond            -2.27%         3.05%        43.70%

 ML High Yield Master II       2.49%          0.90%        60.48%

 SB Non-US Dollar World Govt   -9.11%         4.87%        25.04%
Bond

ML High Yield Master           1.76%          0.94%        58.90%

Multi-Sector Income Funds      0.82%          -0.62%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 105 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV STRATEGIC INCOME  0.98%        9.53%
- CL C

FIDELITY ADV STRATEGIC INCOME  0.04%        9.53%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Income      2.37%        9.64%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL C      FID Strategic Inc Comp.     ML High Yield Master II
             00523                       F0086                       ML012
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10045.19                     9920.90                     9913.96
  1994/12/31       9993.77                     9884.90                    10018.42
  1995/01/31      10109.93                     9959.54                    10159.09
  1995/02/28      10342.97                    10125.91                    10484.71
  1995/03/31      10496.27                    10299.71                    10626.39
  1995/04/30      10883.14                    10642.75                    10895.62
  1995/05/31      11285.68                    11044.59                    11237.63
  1995/06/30      11326.35                    11138.73                    11313.19
  1995/07/31      11420.96                    11203.42                    11460.51
  1995/08/31      11431.98                    11205.44                    11520.65
  1995/09/30      11617.60                    11399.33                    11654.54
  1995/10/31      11755.36                    11458.48                    11753.05
  1995/11/30      11878.64                    11610.46                    11869.53
  1995/12/31      12127.76                    11865.72                    12068.40
  1996/01/31      12391.44                    12069.97                    12270.00
  1996/02/29      12283.74                    11957.42                    12307.50
  1996/03/31      12237.32                    11967.99                    12257.18
  1996/04/30      12347.83                    12054.04                    12274.37
  1996/05/31      12426.63                    12119.18                    12362.83
  1996/06/30      12525.39                    12256.12                    12412.09
  1996/07/31      12594.31                    12387.78                    12493.68
  1996/08/31      12733.18                    12532.99                    12646.07
  1996/09/30      13123.27                    12822.79                    12943.32
  1996/10/31      13286.86                    12984.25                    13055.66
  1996/11/30      13539.79                    13257.60                    13314.71
  1996/12/31      13599.52                    13292.17                    13428.55
  1997/01/31      13681.65                    13331.31                    13529.44
  1997/02/28      13803.67                    13429.06                    13737.43
  1997/03/31      13482.16                    13242.60                    13548.48
  1997/04/30      13638.86                    13380.63                    13722.19
  1997/05/31      13973.99                    13679.20                    14011.11
  1997/06/30      14181.74                    13877.42                    14227.65
  1997/07/31      14453.55                    14134.06                    14604.77
  1997/08/31      14423.79                    14116.04                    14587.19
  1997/09/30      14767.17                    14382.36                    14849.59
  1997/10/31      14518.78                    14259.82                    14925.41
  1997/11/30      14605.97                    14381.93                    15058.37
  1997/12/31      14761.52                    14535.15                    15210.02
  1998/01/31      14999.89                    14703.70                    15452.41
  1998/02/28      15112.41                    14809.79                    15515.02
  1998/03/31      15245.74                    14897.17                    15662.39
  1998/04/30      15283.34                    14997.36                    15729.66
  1998/05/31      15200.14                    14999.45                    15824.25
  1998/06/30      15146.44                    15008.64                    15905.97
  1998/07/31      15230.47                    15071.87                    16007.35
  1998/08/31      14036.76                    14297.30                    15199.31
  1998/09/30      14492.58                    14778.41                    15238.87
  1998/10/31      14497.59                    14880.52                    14910.04
  1998/11/30      15003.67                    15276.60                    15687.24
  1998/12/31      14970.49                    15283.08                    15659.13
  1999/01/31      15063.18                    15271.09                    15867.51
  1999/02/28      14887.58                    15073.10                    15762.48
  1999/03/31      15191.59                    15336.24                    15945.58
  1999/04/30      15653.23                    15612.59                    16237.32
  1999/05/31      15264.25                    15341.51                    16088.37
  1999/06/30      15294.92                    15365.00                    16048.50
IMATRL PRASUN   SHR__CHT 19990630 19990730 121114 R00000000000059

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by June 30, 1999, the value of the investment, would have grown to $15,295 - a 52.95% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,048 - a 60.48% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+76.60%), Lehman Brothers Government Bond Index (+43.70%), Merrill Lynch High Yield Master II Index (+60.48%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+25.04%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,365 - a 53.65% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                                      NOVEMBER 3, 1997
                  SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,  (COMMENCEMENT OF SALE OF
                                                                      CLASS C SHARES) TO DECEMBER
                                                                      31,

                  1999                       1998                     1997

Dividend returns  2.93%                      5.63%                    1.36%

Capital returns   -0.76%                     -4.21%                   -0.09%

Total returns     2.17%                      1.42%                    1.27%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.11(cents)   30.72(cents)   64.27(cents)

Annualized dividend rate     5.96%         5.87%          6.07%

30-day annualized yield      n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.43 over the past one month, $10.56 over the past six months, and $10.58 over the past one year, you can compare the class' income over these three periods. The past one year dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Throughout much of the six-month
period ending June 30, 1999,
strong U.S. economic reports and
a buoyant U.S. stock market had
global bond investors concerned
about the implications of a U.S.
Federal Reserve Board intervention
to boost key interest rates. One side
effect was an increase in yields
for U.S. government securities.
Bonds with five-year and 10-year
maturities declined the most in price,
leaving the yield curve steeper at the
shorter end. A strong equity market
and consolidation in the
telecommunications sector helped
the high-yield market. However, by
mid-year some of this enthusiasm
was tempered by increased new
issuance and investors' focus on
interest rates. Emerging-market debt
enjoyed a favorable first half on
the back of stronger commodity
prices, especially oil. Higher oil
prices helped emerging-market
countries that are significant oil
exporters as well as high-yield
energy companies.
Emerging-market debt
outperformed most other
fixed-income markets in the period.
With regard to non-U.S. developed
markets in local currency terms,
Japan posted the highest gain -
2.57%- while the U.K. had the
lowest return at -1.88%. The majority
of countries posted negative returns in
local currency terms. A strong U.S.
dollar detracted further from this
performance. The euro lost 12.17%
versus the U.S. dollar, while the
Japanese yen declined 6.8%.

(photograph of John Carlson)

An interview with John Carlson, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six months ending June 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 2.59%, 2.55%, 2.22% and 2.17%, respectively. The multi-sector income funds average, as tracked by Lipper Inc., returned 0.82%. The Merrill Lynch High Yield Master Index returned 1.76%, while the fund's new benchmark, the Merrill Lynch High Yield Master II Index, returned 2.49% during the same six-month period. For the 12 months ending June 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 1.95%, 1.82%, 1.16% and 0.98%, respectively. The Lipper peer group index returned -0.62%, and the Merrill Lynch High Yield Master and Master II indexes returned 0.94% and 0.90%, respectively, for the one-year period.

Q. WHY DID THE FUND CHANGE ITS BENCHMARK INDEX?

A. The fund changed its benchmark because the Merrill Lynch High Yield Master Index does not include deferred-interest bonds (DIBs) and pay-in-kind securities (PIKs), which have emerged as important components of the market in recent years. Deferred-interest bonds do not pay cash interest for a set period of the bond's life, typically for three to five years, and therefore sell at a significant discount. At the end of the deferred-interest period, the interest accrues and begins to be paid (it is a variation on the zero coupon bond structure). PIKs pay interest in the form of additional bonds or preferred stock. As of June 30, 1999, DIBs and PIKs represented approximately 17% of the fund's new benchmark, the Merrill Lynch High Yield Master II Index.

Q. HOW DID THE HIGH-YIELD PORTION OF THE FUND FARE IN THE FIRST HALF
OF 1999?

A. The high-yield market was strong from January through March as it recovered from the relatively wide spreads reached in October 1998. However, in the second quarter, fears that the strong U.S. economy might lead to higher inflation drove Treasury yields higher and the market gave back some of its earlier gains. Industry selection was favorable; overweighting cable and telecommunications and underweighting the health care industry contributed positively to the fund's return. Individual security selection within the fund's high-yield subportfolio - managed by Mark Notkin - continued to be the major driver of performance. Although it's no longer in the fund, Pathmark was a strong contributor after Royal Ahold, the world's sixth-largest supermarket operator, announced its intention to purchase the company. Securities of Nextel, a national wireless operator, appreciated as the company continued to build its national network and add customers at a rapid pace. Also, several of the fund's CLEC (competitive local exchange carrier) positions, such as ICG Services, performed well, gaining market share in the large and growing domestic telecommunications industry. Performance detractors included the telecommunications company Iridium, which the fund no longer held at the end of the period, and computer maintenance and technology support company DecisionOne.

Q. IN WHICH SECTORS OF THE MARKET DID THE INVESTMENT-GRADE PORTION OF THE FUND INVEST, AND HOW DID THESE SECTORS PERFORM?

A. The U.S. investment-grade fixed-income subportfolio - managed by Kevin Grant - was invested in government securities issued by the U.S. Treasury and a variety of federal agencies. It also invested in conventional and GNMA (Government National Mortgage Association) agency securities, constituting both 15-year and 30-year residential mortgages. Relative to its benchmark index, the investment-grade subportfolio remained overweighted in federal agencies and mortgage securities, and underweighted in Treasuries. Although the general increase in interest rates dampened domestic fixed-income returns, agencies and mortgage securities outperformed comparable duration Treasuries in the first half of 1999, boosting the fund's performance.

Q. HOW DID THE NON-U.S. DEVELOPED MARKETS FARE?

A. The rise in U.S. yields was mirrored in most developed markets despite their weak Gross Domestic Product (GDP) growth and subdued inflation. As a result, local currency returns were negative in all main markets except Japan where government buying held down yields. In dollar terms, European markets were negatively impacted by the weak euro, which fell approximately 12% against the dollar over the reporting period. The only positive performer was Canada, helped by a recovering currency. Our decision to underweight Japanese bonds when 10-year yields fell to 0.75% was vindicated when yields rose to 2.2% on concern over a ballooning budget deficit. Ian Spreadbury - who manages the fund's foreign developed market subportfolio - closed virtually the entire Japanese bond position as it became clear the government would continue to support the market. We also reduced exposure to euro-yen bonds in anticipation of the removal of withholding tax on Japanese government bonds later this year. In euros, which account for approximately one half of the subportfolio, we took a small position in corporate bonds. The level of corporate issuance was very heavy (see callout box on next page) and this led to wider spreads.

Q. WHAT WERE THE KEY DRIVERS OF EMERGING-MARKET SUBPORTFOLIO
PERFORMANCE?

A. Russian asset prices ended 1998 at deeply depressed levels, but the fund maintained its overweighted position in Russia as our team believed assets had become significantly oversold. The fund's holdings in Russia were also shifted to include more senior securities, which is debt that has a higher standing in terms of repayment. This year, Russian debt prices have rebounded, as stronger commodity prices, particularly oil, helped. In addition, some stability returned to the Russian economy. Russia was the top-performing country in the emerging-markets benchmark this year and a top contributor to the subportfolio. Our decision to overweight Brazil also helped performance. In early January, we took advantage of the oversold prices that resulted from investors' anticipation of the country's currency devaluation. Brazilian debt prices subsequently recovered in part due to better-than-expected economic reports. With oil prices improving, the fund further benefited from its overweighting in Venezuela, one of the world's most important oil producers. Underweighting Ecuador also contributed to relative performance. Security selection was a key driver of fund performance, specifically in countries with robust bond markets, such as Brazil, Mexico and Argentina.

Q. JOHN, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A. I have a cautious outlook as we enter the second half. I am keeping a careful watch on capital market liquidity. That being said, we continue to see compelling opportunities in credit spread markets such as high-yield and emerging markets given their absolute yield levels.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: a high level of current
income by investing primarily
in debt securities; the fund may
also seek capital appreciation

START DATE: October 31, 1994

SIZE: as of June 30, 1999,
more than $308 million

MANAGER: John Carlson, since
1995; manager, Fidelity
Advisor Emerging Markets
Income Fund, since 1995;
joined Fidelity in 1995

JOHN CARLSON DISCUSSES
THE EURO AND CORPORATE DEBT
ISSUANCE:

"The physical transition to the single
currency has proceeded relatively
smoothly, with all participating
government bonds redenominating
to euros at the beginning of 1999.
Some corporate bonds remain
denominated in legacy currencies -
national currencies replaced by the
euro - and will redenominate by the
end of 2001.

"The introduction of the euro has
reduced the scope for international
investors to add value through
currency plays and, as a result, more
investors are turning to the credit
markets as a medium for adding
value.

"In terms of economic convergence
- the performance of the
euro-countries' national economies
- it is too early to judge how things
will develop. Certainly there is
still a wide range of economic
performance, with some peripheral
countries like Ireland turning in very
strong growth while the German
economy, for example, continues to
struggle.

"Prior to this year, the corporate
markets hardly existed in Europe
as companies used banks as their
main source of debt finance. This
year, we have seen huge amounts of
corporate issuance as the banks
have come under increasing
competitive pressure and the
markets have enabled companies to
finance themselves to a larger extent
and with more flexibility. The
issuance also has been driven by an
increased level of merger and
acquisition activity as companies
seek to establish themselves across
Europe."

INVESTMENT CHANGES

TOP FIVE HOLDINGS AS OF JUNE
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS 6 MONTHS AGO

U.S. Treasury Obligations       12.5                     11.3

Fannie Mae                      5.9                      7.0

Treuhandanstalt                 3.9                      0.0

Brazilian Federative Republic   3.0                      1.6

Federal Home Loan Bank          2.8                      3.2

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 15.7                     13.2

UTILITIES                       11.4                     11.7

BASIC INDUSTRIES                3.6                      0.9

TECHNOLOGY                      1.9                      2.3

FINANCE                         1.7                      1.8

QUALITY DIVERSIFICATION AS OF
JUNE 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      40.9                     43.5

Baa                             1.2                      0.3

Ba                              6.4                      10.6

B                               30.7                     23.5

Caa, Ca, C                      6.9                      5.6

Not Rated                       3.3                      4.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1999 AND DECEMBER 31, 1998 ACCOUNT FOR 3.3% AND 4.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *

                               Corporate Bonds 37.4%

                               U.S. Government and
                               Government Agency
                               Obligations 27.4%

                               Foreign Government &
                               Government Agency
                               Obligations 21.6%

                               Stocks 5.5%

                               Other Investments 3.2%

                               Short-term Investments 4.9%

* FOREIGN INVESTMENTS 32.5%

AS OF DECEMBER 31, 1998 **

                            Corporate Bonds 33.2%

                            U.S. Government and
                            Government Agency
                            Obligations 29.3%

                            Foreign Government &
                            Government Agency
                            Obligations 24.9%

                            Stocks 5.9%

                            Other Investments 0.9%

                            Short-term Investments 5.8%

** FOREIGN INVESTMENTS 29.8%



Row: 1, Col: 1, Value: 38.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 27.4
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 5.5
Row: 1, Col: 6, Value: 2.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.9

Row: 1, Col: 1, Value: 33.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 29.3
Row: 1, Col: 4, Value: 24.9
Row: 1, Col: 5, Value: 5.9
Row: 1, Col: 6, Value: 0.9
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.8

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 37.4%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.4%

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Total Renal Care Holdings,        B1          $ 960,000                           $ 777,600
Inc. 7% 5/15/09 (g)

MEDIA & LEISURE - 0.5%

LODGING & GAMING - 0.2%

Signature Resorts, Inc. 5.75%     Caa1         960,000                             681,600
1/15/07

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 4.25%       B1           1,070,000                           802,500
3/15/04

TOTAL MEDIA & LEISURE                                                              1,484,100

RETAIL & WHOLESALE - 0.2%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Sunglass Hut International,       B3           660,000                             574,200
Inc. 5.25% 6/15/03

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

Telefonos de Mexico SA de CV      BB           480,000                             495,600
4.25% 6/15/04

Telekom Malaysia BHD 4%           Baa3         990,000                             853,875
10/3/04

                                                                                   1,349,475

TOTAL CONVERTIBLE BONDS                                                            4,185,375

NONCONVERTIBLE BONDS - 36.0%

BASIC INDUSTRIES - 3.6%

CHEMICALS & PLASTICS - 1.6%

Berry Plastics Corp. 11%          B3           590,000                             597,375
7/15/07 (g)

Huntsman Corp. 9.5% 7/1/07 (g)    B2           940,000                             895,350

Huntsman ICI Chemicals LLC        B2           1,200,000                           1,210,500
10.125% 7/1/09 (g)

Lyondell Chemical Co.:

9.625% 5/1/07 (g)                 Ba3          750,000                             766,875

9.875% 5/1/07 (g)                 Ba3          850,000                             864,875

10.875% 5/1/09 (g)                B2           710,000                             733,075

                                                                                   5,068,050

IRON & STEEL - 0.2%

WHX Corp. 10.5% 4/15/05           B3           560,000                             532,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.3%

Kaiser Aluminum & Chemical        B3          $ 780,000                           $ 793,650
Corp. 12.75% 2/1/03

PACKAGING & CONTAINERS - 1.0%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1         520,000                             490,100

9.75% 6/15/07                     Caa1         200,000                             192,000

Packaging Corp. of America        B3           2,400,000                           2,442,000
9.625% 4/1/09 (g)

                                                                                   3,124,100

PAPER & FOREST PRODUCTS - 0.5%

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2           210,000                             216,300

11.25% 5/1/04                     B2           50,000                              51,875

10.75% 5/1/02                     B2           70,000                              73,325

Florida Coast Paper Co.           Ca           690,000                             310,500
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03 (c)

Millar Western Forest             B3           215,000                             209,088
Products Ltd. 9.875% 5/15/08

Stone Container Corp. 12.58%      B2           560,000                             604,800
8/1/16 (h)

                                                                                   1,465,888

TOTAL BASIC INDUSTRIES                                                             10,983,688

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.3%

Cemex SA 9.25% 6/17/02            Ba2          870,000                             878,700

ENGINEERING - 0.1%

Anteon Corp. 12% 5/15/09 (g)      B3           360,000                             354,600

TOTAL CONSTRUCTION & REAL                                                          1,233,300
ESTATE

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Blue Bird Body Co. 10.75%         B2           210,000                             222,600
11/15/06

CONSUMER DURABLES - 0.2%

Corning Consumer Products Co.     B3           650,000                             563,875
9.625% 5/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

HOME FURNISHINGS - 0.9%

Omega Cabinets Ltd. 10.5%         B3          $ 720,000                           $ 720,000
6/15/07

Sealy Corp., Inc. 10%             -            582,342                             570,695
12/18/08 pay-in-kind (k)

Sealy Mattress Co.:

0% 12/15/07 (e)                   B3           1,140,000                           741,000

9.875% 12/15/07                   B3           170,000                             166,600

Simmons Co. 10.25% 3/15/09 (g)    B3           540,000                             549,450

                                                                                   2,747,745

TOTAL DURABLES                                                                     3,534,220

ENERGY - 1.3%

ENERGY SERVICES - 0.4%

Petroliam Nasional BHD
(Petronas):

7.625% 10/15/26 (Reg. S)          A2           670,000                             546,050

yankee 7.625% 10/15/26 (g)        Baa3         250,000                             203,750

R&B Falcon Corp. 12.25%           Ba3          240,000                             248,400
3/15/06 (g)

RBF Finance Co.:

11% 3/15/06 (g)                   Ba3          180,000                             185,400

11.375% 3/15/09 (g)               Ba3          180,000                             186,300

                                                                                   1,369,900

OIL & GAS - 0.9%

Chesapeake Energy Corp.           B3           350,000                             327,250
9.625% 5/1/05

Comstock Resources, Inc.          B2           660,000                             674,850
11.25% 5/1/07 (g)

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2           310,000                             292,950

9.25% 4/1/07                      B2           30,000                              29,775

Ocean Energy, Inc.:

8.875% 7/15/07                    B1           35,000                              34,475

10.375% 10/15/05                  B2           20,000                              20,950

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          510,000                             425,850

9.5% 9/15/27                      Ba2          760,000                             722,950

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Snyder Oil Corp. 8.75% 6/15/07    Ba3         $ 160,000                           $ 158,800

Vintage Petroleum, Inc. 9%        B1           60,000                              59,550
12/15/05

                                                                                   2,747,400

TOTAL ENERGY                                                                       4,117,300

FINANCE - 1.6%

BANKS - 0.5%

Banco Nacional de
Desenvolvimento Economico e
Social:

13.64% 6/16/08 (h)                B1           1,160,000                           980,200

13.64% 6/16/08 (g)(h)             B1           500,000                             422,500

                                                                                   1,402,700

CREDIT & OTHER FINANCE - 1.1%

AMRESCO, Inc. 9.875% 3/15/05      Caa3         390,000                             298,350

Cellco Finance NV 15% 8/1/05      B2           930,000                             957,900

ContiFinancial Corp. 8.125%       Caa1         220,000                             167,200
4/1/08

Digital Television Services       B3           360,000                             390,600
LLC/ DTS Capital, Inc. 12.5%
8/1/07

FSA Global Funding Ltd. euro      -      EUR   1,000,000                           1,028,450
5.125% 7/22/09

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1          80,000                              67,200

7.6% 8/1/07                       Ba1          10,000                              8,225

7.875% 8/1/03                     Ba1          235,000                             200,338

Stone Container Finance Co.       B2           120,000                             129,000
11.5% 8/15/06 (g)

WinStar Equipment II Corp.        CCC+         145,000                             150,800
12.5% 3/15/04

                                                                                   3,398,063

TOTAL FINANCE                                                                      4,800,763

HEALTH - 1.4%

DRUGS & PHARMACEUTICALS - 0.2%

Global Health Sciences, Inc.      Caa1         580,000                             436,450
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 1.2%

Everest Healthcare Services,      B3           740,000                             713,175
Inc. 9.75% 5/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Express Scripts, Inc. 9.625%      Ba2         $ 270,000                           $ 274,050
6/15/09 (g)

Fountain View, Inc. 11.25%        Caa1         200,000                             162,000
4/15/08

Hanger Orthopedic Group, Inc.     B3           490,000                             497,350
11.25% 6/15/09 (g)

Harborside Healthcare Corp.       B3           680,000                             265,200
0% 8/1/08 (e)

Integrated Health Services,
Inc.:

9.25% 1/15/08                     B2           288,000                             201,600

9.5% 9/15/07                      B2           50,000                              36,250

Mariner Post-Acute Network,       B3           1,136,000                           181,760
Inc. 9.5% 11/1/07

Oxford Health Plans, Inc. 11%     Caa1         900,000                             909,000
5/15/05 (g)

Tenet Healthcare Corp. 8.125%     Ba3          580,000                             548,100
12/1/08

                                                                                   3,788,485

TOTAL HEALTH                                                                       4,224,935

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

ELECTRICAL EQUIPMENT - 0.1%

Juno Lighting, Inc. 11.875%       B3           315,000                             318,938
7/1/09 (g)

Motors & Gears, Inc. 10.75%       B3           70,000                              70,350
11/15/06

                                                                                   389,288

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Applied Power, Inc. 8.75%         B1           590,000                             572,300
4/1/09

Dunlop Standard Aero Holdings     B3           480,000                             487,200
PLC 11.875% 5/15/09 (g)

Thermadyne Manufacturing LLC      B3           550,000                             485,375
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3           640,000                             611,200
(g)

                                                                                   2,156,075

POLLUTION CONTROL - 0.1%

Safety-Kleen Corp. 9.25%          B3           310,000                             312,325
5/15/09 (g)

TOTAL INDUSTRIAL MACHINERY &                                                       2,857,688
EQUIPMENT

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - 12.8%

BROADCASTING - 10.1%

ACME Television LLC/ACME          B3          $ 1,020,000                         $ 836,400
Financial Corp. 0% 9/30/04
(e)

Adelphia Communications Corp.:

8.375% 2/1/08                     B1           370,000                             356,125

9.25% 10/1/02                     B1           280,000                             283,500

9.875% 3/1/07                     B1           800,000                             835,000

Ascent Entertainment Group,       B3           380,000                             273,600
Inc. 0% 12/15/04 (e)

Avalon Cable Michigan,            B3           120,000                             122,100
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08 (g)

Benedek Communications Corp.      B3           1,260,000                           1,045,800
0% 5/15/06 (e)

Bresnan Communications Group
LLC/Bresnan Capital Corp.:

0% 2/1/09 (e)(g)                  B2           230,000                             150,075

8% 2/1/09 (g)                     B2           80,000                              79,400

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (e)                     B3           315,000                             264,600

9.25% 7/1/07                      B2           1,010,000                           1,031,463

Century Communications Corp.:

8.375% 12/15/07                   Ba3          20,000                              19,250

8.75% 10/1/07                     Ba3          90,000                              89,100

9.5% 3/1/05                       Ba3          60,000                              61,800

, Series B, 0% 1/15/08            Ba3          630,000                             277,200

Chancellor Media Corp.:

8% 11/1/08                        Ba2          970,000                             950,600

8.125% 12/15/07                   B1           250,000                             241,875

9% 10/1/08                        B1           3,220,000                           3,260,250

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (e)(g)                  B2           2,600,000                           1,599,000

8.625% 4/1/09 (g)                 B2           1,145,000                           1,094,906

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3           820,000                             846,650

10.25% 7/1/07                     B3           420,000                             452,550

Classic Cable, Inc. 9.875%        B3           140,000                             144,900
8/1/08 (g)

Comcast UK Cable Partners         B2           220,000                             195,800
Ltd. 0% 11/15/07 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable Communications      B3          $ 696,000                           $ 610,740
PLC yankee 0% 12/15/05 (e)

EchoStar DBS Corp. 9.375%         B2           2,380,000                           2,409,750
2/1/09 (g)

Emmis Broadcasting                B2           240,000                             228,000
Communications Corp. 8.125%
3/15/09 (g)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (e)                    B2           2,575,000                           1,799,281

8.375% 4/15/10                    B2           380,000                             378,100

FrontierVision Holdings           Caa1         901,000                             779,365
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (e)

FrontierVision Holdings           Caa1         500,000                             432,500
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(e)

Golden Sky DBS, Inc. 0%           Caa1         1,180,000                           684,400
3/1/07 (e)(g)

Intermedia Capital Partners       B2           520,000                             574,600
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

Lenfest Communications, Inc.:

8.25% 2/15/08                     B1           90,000                              91,575

8.375% 11/1/05                    Ba2          90,000                              94,950

LIN Holdings Corp. 0% 3/1/08      B3           1,240,000                           827,700
(e)

NTL Communications Corp.:

0% 10/1/08 (e)                    B3           3,230,000                           2,212,550

11.5% 10/1/08                     B3           1,080,000                           1,182,600

NTL, Inc. 0% 4/1/08 (e)           B3           890,000                             596,300

Olympus Communications            B1           90,000                              98,550
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3           20,000                              19,600
9.625% 10/15/05

Satelites Mexicanos SA de CV      B3           580,000                             458,200
10.125% 11/1/04

Susquehanna Media Co. 8.5%        B1           90,000                              89,100
5/15/09 (g)

TeleWest Communications PLC:

0% 4/15/09 (e)(g)                 B1           210,000                             140,700

11.25% 11/1/08                    B1           170,000                             192,100

Telewest PLC 0% 10/1/07 (e)       B1           1,240,000                           1,109,800

United International              B3           2,560,000                           1,702,400
Holdings, Inc. 0% 2/15/08 (e)

                                                                                   31,224,805

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.8%

AMC Entertainment, Inc. 9.5%      B3          $ 130,000                           $ 122,200
3/15/09

Livent, Inc. 9.375% 10/15/04      B1           300,000                             108,000
(c)

Mohegan Tribal Gaming             Ba3          210,000                             208,950
Authority 8.75% 1/1/09

Premier Parks, Inc.:

0% 4/1/08 (e)                     B3           1,170,000                           775,125

9.25% 4/1/06                      B3           1,080,000                           1,069,200

                                                                                   2,283,475

LODGING & GAMING - 1.4%

Circus Circus Enterprises,
Inc.:

7.625% 7/15/13                    Ba2          190,000                             167,200

9.25% 12/1/05                     Ba2          160,000                             162,400

Florida Panthers Holdings,        B2           930,000                             876,525
Inc. 9.875% 4/15/09

Horseshoe Gaming LLC:

8.625% 5/15/09 (g)                B2           340,000                             328,950

9.375% 6/15/07                    B2           890,000                             907,800

ITT Corp. 6.75% 11/15/05          Ba1          50,000                              44,250

KSL Recreation Group, Inc.        B3           320,000                             324,800
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3           780,000                             702,000
10/1/07

Station Casinos, Inc. 8.875%      B2           850,000                             828,750
12/1/08

Sun International Hotels          Ba3          30,000                              30,075
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                   4,372,750

RESTAURANTS - 0.5%

Domino's, Inc. 10.375% 1/15/09    B3           1,040,000                           1,050,400

NE Restaurant, Inc. 10.75%        B3           510,000                             466,650
7/15/08

                                                                                   1,517,050

TOTAL MEDIA & LEISURE                                                              39,398,080

NONDURABLES - 0.7%

FOODS - 0.5%

Aurora Foods, Inc. 8.75%          B1           130,000                             127,725
7/1/08

Del Monte Corp. 12.25% 4/15/07    B3           252,000                             283,500

Del Monte Foods Co. 0%            Caa2         1,564,000                           1,153,450
12/15/07 (e)

                                                                                   1,564,675

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products          B3          $ 680,000                           $ 635,800
Corp. 8.625% 2/1/08

TOTAL NONDURABLES                                                                  2,200,475

RETAIL & WHOLESALE - 1.2%

GENERAL MERCHANDISE STORES -
0.0%

K mart Corp. 7.95% 2/1/23         Ba1          200,000                             189,000

GROCERY STORES - 1.0%

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07                   Caa1         460,000                             165,600

12% 3/1/06                        B3           601,000                             489,815

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3           230,000                             213,900

9.5% 8/1/03                       B3           940,000                             874,200

Smiths Food & Drug Centers,       BBB-         1,000,000                           1,045,000
Inc. 1994 Pass Through Trust
9.2% 7/2/18

Star Market Co., Inc. 13%         B3           230,000                             250,125
11/1/04

                                                                                   3,038,640

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

TM Group Holdings PLC 11%         B3           500,000                             506,250
5/15/08

TOTAL RETAIL & WHOLESALE                                                           3,733,890

SERVICES - 0.5%

PRINTING - 0.4%

Sullivan Graphics, Inc.           Caa1         720,000                             748,800
12.75% 8/1/05

Von Hoffman Corp. 13.5%           -            649,492                             623,512
5/15/09 pay-in-kind (g)

                                                                                   1,372,312

SERVICES - 0.1%

Medaphis Corp. 9.5% 2/15/05       Caa1         190,000                             140,600

Spin Cycle, Inc. 0% 5/1/05 (e)    -            490,000                             142,100

                                                                                   282,700

TOTAL SERVICES                                                                     1,655,012

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - 1.4%

COMPUTER SERVICES & SOFTWARE
- 0.9%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1        $ 950,000                           $ 650,750

Concentric Network Corp.          -            690,000                             721,050
12.75% 12/15/07

DecisionOne Corp. 9.75%           B3           830,000                             41,500
8/1/07 (c)

DecisionOne Holdings Corp. 0%     Caa1         200,000                             1,000
8/1/08 unit (c)(e)

Federal Data Corp. 10.125%        B3           1,650,000                           1,563,375
8/1/05

                                                                                   2,977,675

ELECTRONIC INSTRUMENTS - 0.3%

Telecommunications Techniques     B3           945,000                             916,650
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.2%

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3           420,000                             408,450

10.375% 10/1/07 (g)               B3           160,000                             157,600

                                                                                   566,050

TOTAL TECHNOLOGY                                                                   4,460,375

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.375%            B3           270,000                             260,213
11/15/06

Kitty Hawk, Inc. 9.95%            B1           670,000                             664,975
11/15/04

                                                                                   925,188

UTILITIES - 8.8%

CELLULAR - 3.3%

McCaw International Ltd. 0%       Caa1         930,000                             562,650
4/15/07 (e)

Millicom International            Caa1         6,050,000                           4,416,500
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 9/15/07 (e)                    B2           703,000                             509,675

0% 10/31/07 (e)                   B2           850,000                             597,125

0% 2/15/08 (e)                    B2           2,060,000                           1,421,400

9.75% 8/15/04                     B2           330,000                             336,600

12% 11/1/08                       B2           460,000                             517,500

Orbital Imaging Corp. 11.625%     -            1,010,000                           929,200
3/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Rogers Communications, Inc.       B2          $ 625,000                           $ 631,250
8.875% 7/15/07

Spectrasite Holdings, Inc. 0%     -            290,000                             163,850
4/15/09 (e)(g)

                                                                                   10,085,750

TELEPHONE SERVICES - 5.5%

Compania Internacional de         BB     ARS   950,000                             736,349
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

Energis PLC 9.75% 6/15/09 (g)     B1           590,000                             597,375

Esprit Telecom Group PLC          Caa1         1,500,000                           1,582,500
10.875% 6/15/08

Global TeleSystems Group,         Caa2         650,000                             630,500
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -            1,000,000                           570,000
5/1/08 (e)(g)

GST Equipment Funding, Inc.       -            90,000                              96,075
13.25% 5/1/07

Hermes Europe Railtel BV          B3           540,000                             565,650
11.5% 8/15/07

ICG Services, Inc.:

0% 2/15/08 (e)                    -            2,435,000                           1,357,513

0% 5/1/08 (e)                     -            45,000                              24,300

Mannesmann Finance BV euro        A2     EUR   1,000,000                           994,331
4.75% 5/27/09

McLeodUSA, Inc.:

8.375% 3/15/08                    B2           130,000                             122,850

9.25% 7/15/07                     B2           310,000                             307,675

9.5% 11/1/08                      B2           450,000                             451,125

MetroNet Communications Corp.:

0% 11/1/07 (e)                    B3           380,000                             297,350

0% 6/15/08 (e)                    B3           1,300,000                           962,000

10.625% 11/1/08 (g)               B3           460,000                             518,650

NEXTLINK Communications, Inc.     B3           1,050,000                           618,188
0% 6/1/09 (e)

Ono Finance PLC 13% 5/1/09        -            600,000                             618,000
unit (g)

Pathnet, Inc. 12.25% 4/15/08      -            375,000                             206,250

Qwest Communications              Ba1          850,000                             660,875
International, Inc. 0%
10/15/07 (e)

Rhythms NetConnections, Inc.      B3           290,000                             271,150
12.75% 4/15/09 (g)

Teligent, Inc.:

0% 3/1/08 (e)                     Caa1         70,000                              41,300

11.5% 12/1/07                     Caa1         845,000                             832,325

Viatel, Inc.:

0% 4/15/08 (e)                    Caa1         345,000                             219,938

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc.: - continued

11.25% 4/15/08                    Caa1        $ 960,000                           $ 981,600

WinStar Communications, Inc.:

0% 10/15/05 (e)                   Caa1         80,000                              70,000

0% 10/15/05 (e)                   Caa1         60,000                              82,800

0% 3/15/08 (e)                    CCC          1,685,000                           1,474,375

10% 3/15/08                       CCC          600,000                             528,000

WinStar Equipment Corp. 12.5%     B3           490,000                             509,600
3/15/04

                                                                                   16,928,644

TOTAL UTILITIES                                                                    27,014,394

TOTAL NONCONVERTIBLE BONDS                                                         111,139,308

TOTAL CORPORATE BONDS                                                              115,324,683
(Cost $118,998,462)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 23.1%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 10.6%

Fannie Mae:

5.125% 2/13/04                    Aaa          5,535,000                           5,306,681

6.5% 7/16/07                      Aaa          6,930,000                           6,911,566

Federal Farm Credit Bank          Aaa          1,000,000                           1,009,220
6.66% 12/26/06

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa          7,500,000                           6,964,425

6.75% 4/5/04                      Aaa          870,000                             887,400

7.7% 9/20/04                      Aaa          800,000                             848,496

Government Loan Trusts            Aaa          185,503                             200,026
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) Series 1 B,
8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Series 1 C, 9.25% 11/15/01        Aaa          3,188,455                           3,326,707

Series 2 E, 9.4% 5/15/02          Aaa          113,155                             117,731

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency): - continued

Series T 3, 9.625% 5/15/02        Aaa         $ 44,623                            $ 46,492

Guaranteed Export Trust           Aaa          1,200,000                           1,206,764
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Guaranteed Trade Trust            Aaa          825,000                             826,073
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Private Export Funding Corp.:

secured 5.82% 6/15/03 (g)         Aaa          4,600,000                           4,539,464

secured 6.86% 4/30/04             Aaa          570,000                             580,429

TOTAL U.S. GOVERNMENT AGENCY                                                       32,771,474
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
12.5%

U.S. Treasury Bonds:

8.75% 5/15/17                     Aaa          11,440,000                          14,441,162

8.875% 8/15/17                    Aaa          6,315,000                           8,067,413

10.75% 8/15/05                    Aaa          5,900,000                           7,334,408

U.S. Treasury Notes:

5.875% 8/31/99                    Aaa          8,600,000                           8,615,893

7% 7/15/06                        Aaa          180,000                             190,660

TOTAL U.S. TREASURY                                                                38,649,536
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                          71,421,010
GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,902,349)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 4.3%



FANNIE MAE - 2.0%

5.5% 5/1/11 to 6/1/14             Aaa          724,464                             687,827

6% 11/1/10 to 1/1/26              Aaa          1,555,348                           1,500,657

6.5% 5/1/08 to 2/1/26             Aaa          1,797,156                           1,741,584

7% 9/1/25 to 12/1/28              Aaa          724,979                             716,595

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

7.5% 1/1/28 to 5/1/28             Aaa         $ 745,440                           $ 752,895

8% 7/1/26 to 12/1/27              Aaa          616,193                             633,326

TOTAL FANNIE MAE                                                                   6,032,884

FREDDIE MAC - 0.1%

6% 12/1/07                        Aaa          53,562                              52,273

8.5% 3/1/20                       Aaa          211,490                             222,079

TOTAL FREDDIE MAC                                                                  274,352

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.2%

6% 1/15/09 to 5/15/09             Aaa          877,268                             856,406

6.5% 4/15/26 to 5/15/26           Aaa          849,581                             819,047

7% 9/15/25 to 10/15/28            Aaa          1,496,716                           1,476,665

7.5% 2/15/22 to 8/15/28           Aaa          2,655,830                           2,683,918

8% 9/15/26 to 12/15/26            Aaa          525,487                             540,427

11% 2/15/16 to 10/15/18           Aaa          416,750                             459,283

11.5% 3/15/10                     Aaa          56,985                              62,525

TOTAL GOVERNMENT NATIONAL                                                          6,898,271
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                       13,205,507
- MORTGAGE SECURITIES
(Cost $13,254,307)

ASSET-BACKED SECURITIES - 0.1%



Airplanes Pass Through Trust      Ba2          260,000                             245,700
10.875% 3/15/19 (Cost
$279,500)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) - 21.7%



Argentinian Republic:

Bote 2.2184% 4/1/00 (h)           Ba3          2,145                               269

Brady par euro 6% 3/31/23         Ba3          3,940,000                           2,521,600

9.75% 9/19/27                     Ba3          3,020,000                           2,321,625

Banco Central Costa Rica          Ba1          300,000                             262,500
Series A, 6.25% 5/21/10

Bank for Foreign Economic         Ca           2,370,000                           379,200
Affairs of Russia
(Vnesheconombank) interest
notes 6.0625% 12/15/15 (h)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) -  CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Brazilian Federative Republic:

Brady:

capitalization bond 8% 4/15/14    B2          $ 3,986,258                         $ 2,596,051

debt conversion bond euro         B2           2,970,000                           1,841,400
5.9375% 4/15/12 (h)

discount euro 5.875% 4/15/24      B2           2,020,000                           1,287,750
(h)

new money bond L 5.9375%          B2           3,690,000                           2,587,613
4/15/09 (Bearer) (h)

global bond 10.125% 5/15/27       B2           1,750,000                           1,319,063

Bulgarian Republic Brady:

discount A 5.875% 7/28/24 (h)     B2           1,530,000                           1,046,138

FLIRB A 2.5% 7/28/12 (h)          B2           280,000                             172,200

Canadian Government:

7% 12/1/06                        Aa1    CAD   2,000,000                           1,490,394

9% 6/1/25                         Aa1    CAD   2,100,000                           2,076,885

10% 5/1/02                        Aa1    CAD   5,000,000                           3,795,037

Central Bank of Nigeria:

6.25% 11/15/20                    -            750,000                             461,250

warrants 11/15/20 (a)(j)          -            750                                 0

City of Buenos Aires euro         B1     ARS   1,660,000                           1,336,480
10.5% 5/28/04

Costa Rican Republic 9.335%       Ba1          410,000                             401,800
5/15/09 (g)

German Federal Republic:

5.625% 1/4/28                     Aaa    EUR   1,650,000                           1,756,000

8.25% 9/20/01                     Aaa    EUR   3,050,000                           3,478,467

Ivory Coast Brady past due        -            585,000                             204,750
interest 2% 3/29/18 (h)

Japan Government Series 206       Aa1    JPY   180,000,000                         1,450,201
1.5% 9/22/08

Malaysian Government yankee       Baa3         1,370,000                           1,384,673
8.75% 6/1/09

Moscow City 9.5% 5/31/00          Caa1         1,220,000                           753,350
(Reg.)

Peruvian Republic Brady:

FLIRB 3.75% 3/7/17 (h)            Ba3          380,000                             209,000

past due interest 4.5% 3/7/17     Ba3          510,000                             314,925
(h)

Polish Republic Brady par 3%      Baa3         380,000                             227,050
10/27/24 (f)

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)      B3           2,170,000                           1,220,625

9.25% 11/27/01                    B3           260,000                             176,150

11% 7/24/18 (Reg. S)              B3           2,370,000                           1,185,000

Russian Federation Ministry       Ca           420,000                             98,700
of Finance 3% 5/14/03

Treuhandanstalt 6.625% 7/9/03     Aaa    EUR   10,650,000                          12,136,209

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) -  CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Turkish Republic:

global 12.375% 6/15/09            B1          $ 370,000                           $ 364,913

Treasury Bill 0% 1/19/00 (l)      -      TRL   122,803,000                         190,355

United Kingdom, Great Britain
&  Northern Ireland:

8.75% 8/25/17                     Aaa    GBP   1,400,000                           3,228,197

9.75% 8/27/02                     Aaa    GBP   2,000,000                           3,535,676

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          1,490,000                           1,106,325
unit

global bond 11.5% 5/15/26         Ba2          1,990,000                           2,218,850

value recovery rights 6/30/03     -            1,000                               0
discount A (a)(j)

10.375% 2/17/09                   Ba2          430,000                             439,138

warrants 2/17/00 (a)(j)           -            11,100                              704,850

Venezuelan Republic:

Brady:

debt conversion bond euro         B2           2,226,182                           1,722,508
6.3125% 12/18/07 (h)

FLIRB A 6% 3/31/07 (h)            B2           761,900                             582,854

par W-B euro 6.75% 3/31/20        B2           960,000                             669,600

global bond:

13.625% 8/15/18                   B2           835,000                             768,200

Oil recovery rights 3/31/20       -            4,810                               0
(j)

9.25% 9/15/27                     B2           1,430,000                           950,950

TOTAL FOREIGN GOVERNMENT AND                                                       66,974,771
GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,287,304)

SUPRANATIONAL OBLIGATIONS -
2.3%



European Investment Bank 4%       Aaa    EUR   2,500,000                           2,427,078
4/15/09

International Bank for            Aaa    JPY   480,000,000                         4,682,044
Reconstruction & Development
4.75% 12/20/04

TOTAL SUPRANATIONAL OBLIGATIONS                                                    7,109,122
(Cost $7,682,135)


COMMON STOCKS - 0.2%

                                SHARES                VALUE (NOTE 1)

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive            260                  $ 0
LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CS Wireless Systems, Inc.        10                    0
(a)(g)

NTL, Inc. warrants 12/31/08      1,586                 79,300
(a)

UIH Australia/Pacific, Inc.      570                   1,140
warrants 5/15/06 (a)

                                                       80,440

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I       270                   0
warrants 11/14/99 (a)(g)

TOTAL MEDIA & LEISURE                                  80,440

SERVICES - 0.0%

Spin Cycle, Inc. warrants        490                   5
5/1/05 (a)(g)

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.         200                   61,000
warrants 12/15/07 (a)(g)

UTILITIES - 0.2%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       230                   1,208
 .47) (a)

warrants 1/15/07 (CV ratio       480                   3,480
 .6) (a)

McCaw International Ltd.         1,753                 4,383
warrants 4/15/07 (a)(g)

Microcell Telecommunications,    5,404                 42,487
Inc. Class B (a)

Orbital Imaging Corp.            1,010                 30,300
warrants 3/1/05 (a)(g)

PageMart Nationwide, Inc.        2,100                 15,750
(non-vtg.) (a)

Powertel, Inc. warrants          3,328                 12,480
2/1/06 (a)

                                                       110,088

TELEPHONE SERVICES - 0.1%

FirstCom Corp. warrants          8,050                 33,206
10/27/07 (a)(g)

InterAmericas Communications     1,750                 7,219
Corp. warrants 10/27/07 (a)

KMC Telecom Holdings, Inc.       890                   2,225
warrants 4/15/08 (a)(g)

MGC Communications, Inc.         916                   23,816
(a)(g)

Pathnet, Inc. warrants           375                   3,750
4/15/08 (a)(g)

Rhythms NetConnections, Inc.     1,280                 215,219
warrants 5/15/08 (a)(g)

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Source Media, Inc. warrants      1,676                $ 14,246
11/1/07 (a)(g)

Versatel Telecom BV warrants     340                   17,000
5/15/08 (a)(g)

                                                       316,681

TOTAL UTILITIES                                        426,769

TOTAL COMMON STOCKS                                    568,214
(Cost $152,611)

NONCONVERTIBLE PREFERRED
STOCKS - 5.3%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred     15,847                412,022
Capital Corp. $2.2812

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group           240                   238,253
Capital Trust II 8.875%

MEDIA & LEISURE - 2.4%

BROADCASTING - 2.0%

Adelphia Communications Corp.    5,345                 610,666
$13.00

Benedek Communications Corp.     996                   756,960
11.5% pay-in-kind

Citadel Broadcasting Co.         5,149                 597,284
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              17,034                1,865,223

Series H, 11.75% pay-in-kind     4,616                 504,298

Granite Broadcasting Corp.       736                   721,280
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        796                   875,600

Sinclair Capital 11.625%         2,233                 232,790

                                                       6,164,101

PUBLISHING - 0.4%

PRIMEDIA, Inc.:

$9.20                            1,600                 149,200

8.625%                           7,377                 671,307

Series D, $10.00                 5,733                 563,267

                                                       1,383,774

TOTAL MEDIA & LEISURE                                  7,547,875

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

RETAIL & WHOLESALE - 0.2%

GROCERY STORES - 0.2%

Supermarkets General Holdings    12,725               $ 483,550
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.         1,504                 1,428,800
13.5% pay-in-kind

UTILITIES - 2.0%

CELLULAR - 0.5%

Nextel Communications, Inc.:

11.125% pay-in-kind              742                   745,710

Series D, 13% pay-in-kind        974                   1,027,570

                                                       1,773,280

TELEPHONE SERVICES - 1.5%

e.spire Communications, Inc.:

$127.50 pay-in-kind              20                    7,100

14.75% pay-in-kind               1                     430

Hyperion Telecommunication,      13                    11,570
Inc. 12.875% pay-in-kind

ICG Holdings, Inc. 14.25%        801                   796,995
pay-in-kind

Intermedia Communications,       1,124                 1,104,330
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    28,656                1,447,128
14% pay-in-kind

Source Media, Inc. 13.50%        3,663                 65,934
pay-in-kind

WinStar Communications, Inc.     1,399                 1,126,195
14.25%

                                                       4,559,682

TOTAL UTILITIES                                        6,332,962

TOTAL NONCONVERTIBLE                                   16,443,462
PREFERRED STOCKS
(Cost $17,194,338)


PURCHASED BANK DEBT - 0.0%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (D)

Bank for Foreign Economic         Ca      $ 490,000                          60,638
Affairs of Russia
(Vnesheconombank) loan under
1997 restructuring Agreement
6.0625% 12/15/20 (c)(h)
(Cost $213,864)

SOVEREIGN LOAN PARTICIPATIONS
- 0.8%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

Algerian Republic loan            -       $ 210,000                         $ 198,450
participation - The Chase
Manhattan Bank 7.3125%
3/4/00 (h)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

- BankBoston Corp. 6.0625%        -        4,070,000                         503,663
12/15/20 (c)(h)

- Deutsche Bank 6.0625%           -        2,920,000                         361,350
12/15/20 (c)(h)

- ING Bank NV 6.0625%             -        250,000                           30,938
12/15/20 (c)(h)

- Merrill Lynch, Pierce,          -        630,000                           77,963
Fenner & Smith, Inc. 6.0625%
12/15/20 (c)(h)

- Morgan (J.P.) Securities,       -        2,920,000                         361,350
Inc. 6.0625% 12/15/20 (c)(h)

- Paribus Capital Markets         -        400,000                           49,500
6.0625% 12/15/20 (c)(h)

- The Chase Manhattan Bank        -        1,710,000                         211,613
6.0625% 12/15/20 (c)(h)

Moroccan Kingdom:

loan participation:

Series A - Morgan Guaranty        -        404,762                           328,869
Trust Co. 5.9063% 1/1/09 (h)

Series A - The Chase              -        60,476                            49,137
Manhattan Bank 5.9063%
1/1/09 (h)

loan participation Series A -     -        208,095                           169,077
ING Bank NV 5.9063% 1/1/09
(h)

loan participation Series A -     -        280,000                           227,500
Paribas Capital Markets
5.9063% 1/1/09 (h)

TOTAL SOVEREIGN LOAN                                                         2,569,410
PARTICIPATIONS
(Cost $2,896,538)


COMMERCIAL PAPER - 0.3%



Ford Credit Europe PLC 0%    EUR   1,000,000               1,033,053
7/22/99 (Cost $1,041,301)

CASH EQUIVALENTS - 4.5%

                           MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase  $ 13,799,855                    $ 13,798,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.84%,
dated 6/30/99 due 7/1/99
(Cost $13,798,000)

TOTAL INVESTMENT IN                                        $ 308,753,570
SECURITIES - 100%
(Cost $314,700,709)

SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

CAD                          -   Canadian dollar

EUR                          -   European Monetary Unit

GBP                          -   British pound

JPY                          -   Japanese yen

TRL                          -   Turkish lira

LEGEND

(a) Non-income producing

(b) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,589,795 or 9.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additonal information on each holding is as follows:

SECURITY                 ACQUISITION DATE   ACQUISITION COST

Sealy Corp., Inc.   10%  2/23/98 - 3/31/99  $ 540,417
12/18/08  pay-in-kind

(l) Principal amount in thousands

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        40.9%      AAA, AA, A    34.2%

Baa               0.9%       BBB           1.2%

Ba                6.0%       BB            7.0%

B                 30.7%      B             32.1%

Caa               5.9%       CCC           3.4%

Ca, C             0.3%       CC, C         0.9%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 3.3%. FMR has determined that unrated debt securities that are lower quality account for 3.3% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    67.5%

Germany                     5.6

United Kingdom              4.3

Brazil                      3.4

Canada                      3.4

Mexico                      2.3

Multi-National              2.3

Argentina                   2.2

Russia                      1.7

Venezuela                   1.5

Luxembourg                  1.4

Malaysia                    1.1

Others (individually less     3.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $315,960,254. Net unrealized depreciation aggregated $7,206,684, of which $7,039,976 related to appreciated investment securities and $14,246,660 related to depreciated investment securities.

The fund has elected to defer to its fiscal year ending December 31, 1999 approximately $5,876,000 of losses recognized during the period November 1, 1998 to December 31, 1998.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 308,753,570
value (including repurchase
agreements of $13,798,000)
(cost $314,700,709) -  See
accompanying schedule

Cash                                          1,430,910

Foreign currency held at                      1,032,741
value (cost $1,032,741)

Receivable for investments                    3,696,365
sold

Receivable for fund shares                    1,406,688
sold

Dividends receivable                          15,906

Interest receivable                           5,244,228

Other receivables                             5,447

 TOTAL ASSETS                                 321,585,855

LIABILITIES

Payable for investments        $ 10,878,155
purchased

Payable for fund shares         1,560,853
redeemed

Distributions payable           330,848

Accrued management fee          146,632

Distribution fees payable       114,191

Other payables and accrued      102,828
expenses

 TOTAL LIABILITIES                            13,133,507

NET ASSETS                                   $ 308,452,348

Net Assets consist of:

Paid in capital                              $ 324,404,068

Undistributed net investment                  1,866,221
income

Accumulated undistributed net                 (11,811,266)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (6,006,675)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 308,452,348

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                  JUNE 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.48
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($11,595,227 (divided by)
1,106,398 shares)

Maximum offering price per         $11.00
share (100/95.25 of $10.48)

CLASS T: NET ASSET VALUE and       $10.47
redemption price per share
 ($193,689,440 (divided by)
18,490,788 shares)

Maximum offering price per         $10.85
share (100/96.50 of $10.47)

CLASS B: NET ASSET VALUE and       $10.49
offering price per share
($83,734,906 (divided by)
7,980,434 shares) A

CLASS C: NET ASSET VALUE and       $10.47
offering price per share
($14,708,431 (divided by)
1,404,761 shares) A

INSTITUTIONAL CLASS: NET           $10.53
ASSET VALUE, offering price
and redemption price   per
share ($4,724,344 (divided
by) 448,466 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                SIX MONTHS ENDED JUNE 30,
                                1999 (UNAUDITED)

INVESTMENT INCOME                              $ 760,297
Dividends

Interest                                        11,841,181

 TOTAL INCOME                                   12,601,478

EXPENSES

Management fee                   $ 868,643

Transfer agent fees               275,879

Distribution fees                 664,214

Accounting fees and expenses      84,167

Non-interested trustees'          311
compensation

Custodian fees and expenses       27,146

Registration fees                 53,124

Audit                             12,621

Legal                             627

 Total expenses before            1,986,732
reductions

 Expense reductions               (1,523)       1,985,209

NET INVESTMENT INCOME                           10,616,269

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (3,665,619)

 Foreign currency transactions    (39,854)      (3,705,473)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            454,117

 Assets and liabilities in        (55,346)      398,771
foreign currencies

NET GAIN (LOSS)                                 (3,306,702)

NET INCREASE (DECREASE) IN                     $ 7,309,567
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 10,616,269               $ 17,634,579
income

 Net realized gain (loss)       (3,705,473)                (7,290,913)

 Change in net unrealized       398,771                    (8,237,745)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     7,309,567                  2,105,921
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,544,286)                (16,346,500)
From net investment income

 In excess of net realized      -                          (1,629,425)
gain

 TOTAL DISTRIBUTIONS            (9,544,286)                (17,975,925)

Share transactions - net        22,677,666                 119,784,884
increase (decrease)

  TOTAL INCREASE (DECREASE)     20,442,947                 103,914,880
IN NET ASSETS

NET ASSETS

 Beginning of period            288,009,401                184,094,521

 End of period (including      $ 308,452,348              $ 288,009,401
undistributed net investment
income of $1,866,221 and
$794,238, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.560                        $ 11.090                  $ 11.250  $ 11.010
period

Income from Investment
Operations

Net investment income D           .387                            .771                      .802      .267

Net realized and unrealized       (.116)                          (.512)                    .198      .493
gain (loss)

Total from investment             .271                            .259                      1.000     .760
operations

Less Distributions

From net investment income        (.351)                          (.729)                    (.790)    (.280)

From net realized gain            -                               -                         (.370)    (.240)

In excess of net realized gain    -                               (.060)                    -         -

Total distributions               (.351)                          (.789)                    (1.160)   (.520)

Net asset value, end of period   $ 10.480                        $ 10.560                  $ 11.090  $ 11.250

TOTAL RETURN B, C                 2.59%                           2.38%                     9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,595                        $ 9,596                   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to average      1.08% A                         1.23%                     1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.08% A                         1.22% G                   1.24% G   1.25% A
net assets after expense
reductions

Ratio of net investment           7.41% A                         7.22%                     7.16%     7.32% A
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%      119%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997       1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.550                        $ 11.090                  $ 11.250   $ 11.000  $ 9.920
period

Income from Invest- ment
Operations

Net investment  income            .385 D                          .781 D                    .814 D     .813 D    .885

Net realized  and unrealized      (.118)                          (.535)                    .194       .542      1.231
gain (loss)

Total from investment             .267                            .246                      1.008      1.355     2.116
operations

Less Distributions

From net investment income        (.347)                          (.726)                    (.798)     (.805)    (.806)

From net realized gain            -                               -                         (.370)     (.300)    (.230)

In excess of net realized gain    -                               (.060)                    -          -         -

Total distributions               (.347)                          (.786)                    (1.168)    (1.105)   (1.036)

Net asset value,  end of         $ 10.470                        $ 10.550                  $ 11.090   $ 11.250  $ 11.000
period

TOTAL RETURN B, C                 2.55%                           2.26%                     9.33%      12.89%    22.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 193,689                       $ 189,755                 $ 119,204  $ 99,327  $ 52,626
(000 omitted)

Ratio of expenses to average      1.14% A                         1.18%                     1.20%      1.23%     1.35% F
net assets

Ratio of expenses to average      1.14% A                         1.17% G                   1.19% G    1.22% G   1.35%
net assets after expense
reductions

Ratio of net investment           7.35% A                         7.25%                     7.21%      7.34%     7.28%
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%       119%      193%





                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Invest- ment
Operations

Net investment  income            .064 D

Net realized  and unrealized      (.046)
gain (loss)

Total from investment             .018
operations

Less Distributions

From net investment income        (.098)

From net realized gain            -

In excess of net realized gain    -

Total distributions               (.098)

Net asset value,  end of         $ 9.920
period

TOTAL RETURN B, C                 .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 10,687
(000 omitted)

Ratio of expenses to average      1.35% A, F
net assets

Ratio of expenses to average      1.35% A
net assets after expense
reductions

Ratio of net investment           5.80% A
income to average net assets

Portfolio turnover rate           104% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, be- ginning     $ 10.570                        $ 11.100                  $ 11.260  $ 11.010  $ 9.910
of period

Income from Invest- ment
Operations

Net investment  income            .351 D                          .713 D                    .740 D    .743 D    .820

Net realized  and unrealized      (.118)                          (.529)                    .194      .538      1.237
gain (loss)

Total from investment             .233                            .184                      .934      1.281     2.057
operations

Less Distributions

From net investment income        (.313)                          (.654)                    (.724)    (.731)    (.727)

From net realized gain            -                               -                         (.370)    (.300)    (.230)

In excess of net realized gain    -                               (.060)                    -         -         -

Total distributions               (.313)                          (.714)                    (1.094)   (1.031)   (.957)

Net asset value,  end of         $ 10.490                        $ 10.570                  $ 11.100  $ 11.260  $ 11.010
period

TOTAL RETURN B, C                 2.22%                           1.69%                     8.60%     12.14%    21.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 83,735                        $ 72,773                  $ 54,562  $ 37,403  $ 26,654
(000 omitted)

Ratio of expenses to average      1.79% A                         1.83%                     1.86%     1.88%     2.10% F
net assets

Ratio of expenses to average      1.79% A                         1.83%                     1.85% G   1.87% G   2.10%
net assets after expense
reductions

Ratio of net invest- ment         6.70% A                         6.56%                     6.55%     6.69%     6.53%
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%      119%      193%





                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, be- ginning     $ 10.000
of period

Income from Invest- ment
Operations

Net investment  income            .072 D

Net realized  and unrealized      (.078)
gain (loss)

Total from investment             (.006)
operations

Less Distributions

From net investment income        (.084)

From net realized gain            -

In excess of net realized gain    -

Total distributions               (.084)

Net asset value,  end of         $ 9.910
period

TOTAL RETURN B, C                 (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 9,379
(000 omitted)

Ratio of expenses to average      2.10% A, F
net assets

Ratio of expenses to average      2.10% A
net assets after expense
reductions

Ratio of net invest- ment         5.06% A
income to average net assets

Portfolio turnover rate           104% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.550                        $ 11.080                  $ 11.400
period

Income from Investment
Operations

Net investment income D           .343                            .672                      .105

Net realized and unrealized       (.116)                          (.517)                    .037
gain (loss)

Total from investment             .227                            .155                      .142
operations

Less Distributions

From net investment income        (.307)                          (.625)                    (.152)

From net realized gain            -                               -                         (.310)

In excess of net realized gain    -                               (.060)                    -

Total distributions               (.307)                          (.685)                    (.462)

Net asset value, end of period   $ 10.470                        $ 10.550                  $ 11.080

TOTAL RETURN B, C                 2.17%                           1.42%                     1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,708                        $ 11,248                  $ 659
(000 omitted)

Ratio of expenses to average      1.92% A                         2.07% F                   2.10% A, F
net assets

Ratio of net investment           6.57% A                         6.37%                     6.30% A
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                (UNAUDITED)                     1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.610                        $ 11.140                  $ 11.300  $ 11.030  $ 10.890
of period

Income from Investment
Operations

Net investment income            .398 D                          .805 D                    .830 D    .826 D    .456

Net realized and  unrealized     (.119)                          (.533)                    .186      .548      .340
gain (loss)

Total from investment            .279                            .272                      1.016     1.374     .796
operations

Less Distributions

From net investment  income      (.359)                          (.742)                    (.806)    (.804)    (.426)

From net realized gain           -                               -                         (.370)    (.300)    (.230)

In excess of  net realized       -                               (.060)                    -         -         -
gain

Total distributions              (.359)                          (.802)                    (1.176)   (1.104)   (.656)

Net asset value,  end of        $ 10.530                        $ 10.610                  $ 11.140  $ 11.300  $ 11.030
period

TOTAL RETURN B, C                2.65%                           2.49%                     9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 4,724                         $ 4,636                   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to average     .93% A                          1.07%                     1.10% F   1.10% F   1.10% A, F
net assets

Ratio of expenses to  average    .93% A                          1.07%                     1.09% G   1.10%     1.10% A
net assets  after expense
reductions

Ratio of net investment          7.56% A                         7.29%                     7.31%     7.47%     7.53% A
income to average  net assets

Portfolio turnover rate          161% A                          150%                      140%      119%      193%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended June 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Strategic Income Fund(the fund) is a fund of Fidelity Advisor Series II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $570,695 or 0.2% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,630,048 or 0.9% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $253,889,776 and $225,435,876, respectively, of which U.S. government and government agency obligations aggregated $40,183,492 and $34,173,485, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 7,910      $ 44

CLASS T    241,128      3,200

CLASS B    350,968      254,272

CLASS C    64,208       50,557

          $ 664,214    $ 308,073

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 35,974     $ 10,434

CLASS T    91,008       30,793

CLASS B    123,946      123,946*

CLASS C    4,529        4,529*

          $ 255,457    $ 169,702

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 11,700   .22*

CLASS T                 175,982   .18*

CLASS B                 69,942    .18*

CLASS C                 13,000    .20*

INSTITUTIONAL CLASS     5,255     .22*

                       $ 275,879

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $146 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,377 under the custodian arrangement.

6. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                SIX MONTHS ENDED JUNE 30,1999  YEAR ENDED DECEMBER 31, 1998



FROM NET INVESTMENT INCOME

Class A                         $ 349,289                      $ 468,016

Class T                          6,357,611                      10,946,403

Class B                          2,306,149                      4,114,994

Class C                          371,973                        416,895

Institutional Class              159,264                        400,192

Total                           $ 9,544,286                    $ 16,346,500

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                            $ 53,961

Class T                          -                              1,076,254

Class B                          -                              409,677

Class C                          -                              63,791

Institutional Class              -                              25,742

Total                           $ -                            $ 1,629,425

                                $ 9,544,286                    $ 17,975,925


8. SHARE TRANSACTIONS.
Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,  SIX MONTHS ENDED JUNE 30,

                                1999                       1998                     1999



CLASS A Shares sold              333,405                    900,167                 $ 3,530,824

Reinvestment of distributions    26,338                     40,130                   278,015

Shares redeemed                  (162,520)                  (335,982)                (1,721,944)

Net increase (decrease)          197,223                    604,315                 $ 2,086,895

CLASS T Shares sold              3,919,651                  11,047,467              $ 41,356,689

Reinvestment of distributions    501,567                    920,256                  5,292,269

Shares redeemed                  (3,916,536)                (4,726,297)              (41,308,120)

Net increase (decrease)          504,682                    7,241,426               $ 5,340,838

CLASS B Shares sold              1,886,033                  4,082,575               $ 19,947,120

Reinvestment of distributions    149,657                    304,841                  1,581,895

Shares redeemed                  (942,014)                  (2,414,647)              (9,966,455)

Net increase (decrease)          1,093,676                  1,972,769               $ 11,562,560

CLASS C Shares sold              523,802                    1,295,745               $ 5,521,090

Reinvestment of distributions    27,242                     34,501                   287,355

Shares redeemed                  (212,609)                  (323,431)                (2,245,165)

Net increase (decrease)          338,435                    1,006,815               $ 3,563,280

INSTITUTIONAL CLASS Shares       83,932                     422,294                 $ 891,824
sold

Reinvestment of distributions    9,820                      32,127                   104,204

Shares redeemed                  (82,318)                   (581,996)                (871,935)

Net increase (decrease)          11,434                     (127,575)               $ 124,093





                                YEAR ENDED DECEMBER 31,

                                1998



CLASS A Shares sold             $ 9,908,134

Reinvestment of distributions    381,968

Shares redeemed                  (3,569,407)

Net increase (decrease)         $ 6,720,695

CLASS T Shares sold             $ 122,912,518

Reinvestment of distributions    8,937,450

Shares redeemed                  (51,174,332)

Net increase (decrease)         $ 80,675,636

CLASS B Shares sold             $ 45,035,865

Reinvestment of distributions    2,975,955

Shares redeemed                  (25,559,874)

Net increase (decrease)         $ 22,451,946

CLASS C Shares sold             $ 14,256,416

Reinvestment of distributions    315,902

Shares redeemed                  (3,449,844)

Net increase (decrease)         $ 11,122,474

INSTITUTIONAL CLASS Shares      $ 4,701,276
sold

Reinvestment of distributions    334,547

Shares redeemed                  (6,221,690)

Net increase (decrease)         $ (1,185,867)


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the Fidelity Advisor Strategic Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 1999. For the fiscal years ended December 31, 1998 and December 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.








INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors, Pembroke, Bermuda

Fidelity International Investment Advisors (U.K.) Limited
London, England

Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Kevin E. Grant, Vice President
Ian Spreadbury, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

SI-SANN-0899   82013
1.705747.101

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT

JUNE 30, 1999

(2_FIDELITY_LOGOS)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             9   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    13  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           14  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  36  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 45  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1  YEAR  LIFE OF  FUND

FIDELITY ADV STRATEGIC INCOME  2.65%          2.00%         59.47%
- INST CL

Fidelity Strategic Income      0.54%          2.37%         53.65%
Composite

 JP EMBI Plus                  10.57%         -4.26%        76.60%

 LB Government Bond            -2.27%         3.05%         43.70%

 ML High Yield Master II       2.49%          0.90%         60.48%

 SB Non-US Dollar World Govt   -9.11%         4.87%         25.04%
Bond

ML High Yield Master           1.76%          0.94%         58.90%

Multi-Sector Income Funds      0.82%          -0.62%        n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 105 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1  YEAR  LIFE OF  FUND

FIDELITY ADV STRATEGIC INCOME  2.00%         10.52%
- INST CL

Fidelity Strategic Income      2.37%         9.64%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL I      FID Strategic Inc Comp.     ML High Yield Master II
             00648                       F0086                       ML012
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10050.16                     9920.90                     9913.96
  1994/12/31      10017.44                     9884.90                    10018.42
  1995/01/31      10129.20                     9959.54                    10159.09
  1995/02/28      10368.45                    10125.91                    10484.71
  1995/03/31      10518.89                    10299.71                    10626.39
  1995/04/30      10913.50                    10642.75                    10895.62
  1995/05/31      11324.23                    11044.59                    11237.63
  1995/06/30      11382.14                    11138.73                    11313.19
  1995/07/31      11496.09                    11203.42                    11460.51
  1995/08/31      11515.97                    11205.44                    11520.65
  1995/09/30      11722.27                    11399.33                    11654.54
  1995/10/31      11858.92                    11458.48                    11753.05
  1995/11/30      11991.80                    11610.46                    11869.53
  1995/12/31      12262.15                    11865.72                    12068.40
  1996/01/31      12535.82                    12069.97                    12270.00
  1996/02/29      12434.95                    11957.42                    12307.50
  1996/03/31      12406.66                    11967.99                    12257.18
  1996/04/30      12523.21                    12054.04                    12274.37
  1996/05/31      12607.92                    12119.18                    12362.83
  1996/06/30      12714.41                    12256.12                    12412.09
  1996/07/31      12791.31                    12387.78                    12493.68
  1996/08/31      12938.43                    12532.99                    12646.07
  1996/09/30      13341.77                    12822.79                    12943.32
  1996/10/31      13515.35                    12984.25                    13055.66
  1996/11/30      13779.59                    13257.60                    13314.71
  1996/12/31      13860.66                    13292.17                    13428.55
  1997/01/31      13942.67                    13331.31                    13529.44
  1997/02/28      14076.48                    13429.06                    13737.43
  1997/03/31      13767.86                    13242.60                    13548.48
  1997/04/30      13922.06                    13380.63                    13722.19
  1997/05/31      14282.92                    13679.20                    14011.11
  1997/06/30      14490.10                    13877.42                    14227.65
  1997/07/31      14775.44                    14134.06                    14604.77
  1997/08/31      14766.31                    14116.04                    14587.19
  1997/09/30      15126.16                    14382.36                    14849.59
  1997/10/31      14882.86                    14259.82                    14925.41
  1997/11/30      14998.62                    14381.93                    15058.37
  1997/12/31      15157.95                    14535.15                    15210.02
  1998/01/31      15430.92                    14703.70                    15452.41
  1998/02/28      15560.57                    14809.79                    15515.02
  1998/03/31      15697.07                    14897.17                    15662.39
  1998/04/30      15748.76                    14997.36                    15729.66
  1998/05/31      15676.85                    14999.45                    15824.25
  1998/06/30      15634.85                    15008.64                    15905.97
  1998/07/31      15734.44                    15071.87                    16007.35
  1998/08/31      14520.66                    14297.30                    15199.31
  1998/09/30      14987.25                    14778.41                    15238.87
  1998/10/31      15020.70                    14880.52                    14910.04
  1998/11/30      15557.45                    15276.60                    15687.24
  1998/12/31      15535.33                    15283.08                    15659.13
  1999/01/31      15656.38                    15271.09                    15867.51
  1999/02/28      15471.80                    15073.10                    15762.48
  1999/03/31      15799.12                    15336.24                    15945.58
  1999/04/30      16289.62                    15612.59                    16237.32
  1999/05/31      15917.08                    15341.51                    16088.37
  1999/06/30      15946.83                    15365.00                    16048.50
IMATRL PRASUN   SHR__CHT 19990630 19990715 111813 R00000000000059

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by June 30, 1999, the value of the investment would have grown to $15,947 - a 59.47% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,048 - a 60.48% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+76.60%), Lehman Brothers Government Bond Index (+43.70%), Merrill Lynch High Yield Master II Index (+60.48%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+25.04%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,365 - a 53.65% increase. Beginning with this report, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT-GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED JUNE 30,                                           JULY 3, 1995 (COMMENCEMENT OF
                                              YEARS ENDED DECEMBER 31,                 SALE OF INSTITUTIONAL CLASS
                                                                                       SHARES) TO DECEMBER 31,

                   1999                       1998                      1997   1996    1995

Dividend  returns  3.40%                      6.68%                     7.33%  7.70%   4.00%

Capital returns    -0.75%                     -4.19%                    2.03%   5.34%  3.47%

Total returns      2.65%                      2.49%                     9.36%  13.04%  7.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIOD ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share         5.98(cents)   35.88(cents)   75.02(cents)

Annualized dividend rate    6.94%         6.81%          7.04%

30-day annualized yield     7.36%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.49 over the past one month, $10.62 over the past six months, and $10.65 over the past one year, you can compare the class' income over these three periods. The past one year dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Throughout much of the six-month
period ending June 30, 1999,
strong U.S. economic reports and
a buoyant U.S. stock market had
global bond investors concerned
about the implications of a U.S.
Federal Reserve Board intervention
to boost key interest rates. One side
effect was an increase in yields
for U.S. government securities.
Bonds with five-year and 10-year
maturities declined the most in price,
leaving the yield curve steeper at the
shorter end. A strong equity market
and consolidation in the
telecommunications sector helped
the high-yield market. However, by
mid-year some of this enthusiasm
was tempered by increased new
issuance and investors' focus on
interest rates. Emerging-market debt
enjoyed a favorable first half on
the back of stronger commodity
prices, especially oil. Higher oil
prices helped emerging-market
countries that are significant oil
exporters as well as high-yield
energy companies.
Emerging-market debt
outperformed most other
fixed-income markets in the period.
With regard to non-U.S. developed
markets in local currency terms,
Japan posted the highest gain -
2.57%- while the U.K. had the
lowest return at -1.88%. The majority
of countries posted negative returns in
local currency terms. A strong U.S.
dollar detracted further from this
performance. The euro lost 12.17%
versus the U.S. dollar, while the
Japanese yen declined 6.8%.

(Photograph of John Carlson)

An interview with John Carlson, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six months ending June 30, 1999, the fund's Institutional Class shares returned 2.65%. The multi-sector income funds average, as tracked by Lipper Inc., returned 0.82%. The Merrill Lynch High Yield Master Index returned 1.76%, while the fund's new benchmark, the Merrill Lynch High Yield Master II Index, returned 2.49% during the same six-month period. For the 12 months ending June 30, 1999, the fund posted a return of 2.00%. The Lipper peer group index returned -0.62%, and the Merrill Lynch High Yield Master and Master II indexes returned 0.94% and 0.90%, respectively, for the one-year period.

Q. WHY DID THE FUND CHANGE ITS BENCHMARK INDEX?

A. The fund changed its benchmark because the Merrill Lynch High Yield Master Index does not include deferred-interest bonds (DIBs) and pay-in-kind securities (PIKs), which have emerged as important components of the market in recent years. Deferred-interest bonds do not pay cash interest for a set period of the bond's life, typically for three to five years, and therefore sell at a significant discount. At the end of the deferred-interest period, the interest accrues and begins to be paid (it is a variation on the zero coupon bond structure). PIKs pay interest in the form of additional bonds or preferred stock. As of June 30, 1999, DIBs and PIKs represented approximately 17% of the fund's new benchmark, the Merrill Lynch High Yield Master II Index.

Q. HOW DID THE HIGH-YIELD PORTION OF THE FUND FARE IN THE FIRST HALF
OF 1999?

A. The high-yield market was strong from January through March as it recovered from the relatively wide spreads reached in October 1998. However, in the second quarter, fears that the strong U.S. economy might lead to higher inflation drove Treasury yields higher and the market gave back some of its earlier gains. Industry selection was favorable; overweighting cable and telecommunications and underweighting the health care industry contributed positively to the fund's return. Individual security selection within the fund's high-yield subportfolio - managed by Mark Notkin - continued to be the major driver of performance. Although it's no longer in the fund, Pathmark was a strong contributor after Royal Ahold, the world's sixth-largest supermarket operator, announced its intention to purchase the company. Securities of Nextel, a national wireless operator, appreciated as the company continued to build its national network and add customers at a rapid pace. Also, several of the fund's CLEC (competitive local exchange carrier) positions, such as ICG Services, performed well, gaining market share in the large and growing domestic telecommunications industry. Performance detractors included the telecommunications company Iridium, which the fund no longer held at the end of the period, and computer maintenance and technology support company DecisionOne.

Q. IN WHICH SECTORS OF THE MARKET DID THE INVESTMENT-GRADE PORTION OF THE FUND INVEST, AND HOW DID THESE SECTORS PERFORM?

A. The U.S. investment-grade fixed-income subportfolio - managed by Kevin Grant - was invested in government securities issued by the U.S. Treasury and a variety of federal agencies. It also invested in conventional and GNMA (Government National Mortgage Association) agency securities, constituting both 15-year and 30-year residential mortgages. Relative to its benchmark index, the investment-grade subportfolio remained overweighted in federal agencies and mortgage securities, and underweighted in Treasuries. Although the general increase in interest rates dampened domestic fixed-income returns, agencies and mortgage securities outperformed comparable duration Treasuries in the first half of 1999, boosting the fund's performance.

Q. HOW DID THE NON-U.S. DEVELOPED MARKETS FARE?

A. The rise in U.S. yields was mirrored in most developed markets despite their weak Gross Domestic Product (GDP) growth and subdued inflation. As a result, local currency returns were negative in all main markets except Japan where government buying held down yields. In dollar terms, European markets were negatively impacted by the weak euro, which fell approximately 12% against the dollar over the reporting period. The only positive performer was Canada, helped by a recovering currency. Our decision to underweight Japanese bonds when 10-year yields fell to 0.75% was vindicated when yields rose to 2.2% on concern over a ballooning budget deficit. Ian Spreadbury - who manages the fund's foreign developed market subportfolio - closed virtually the entire Japanese bond position as it became clear the government would continue to support the market. We also reduced exposure to euro-yen bonds in anticipation of the removal of withholding tax on Japanese government bonds later this year. In euros, which account for approximately one half of the subportfolio, we took a small position in corporate bonds. The level of corporate issuance was very heavy (see callout box on next page) and this led to wider spreads.

Q. WHAT WERE THE KEY DRIVERS OF EMERGING-MARKET SUBPORTFOLIO
PERFORMANCE?

A. Russian asset prices ended 1998 at deeply depressed levels, but the fund maintained its overweighted position in Russia as our team believed assets had become significantly oversold. The fund's holdings in Russia were also shifted to include more senior securities, which is debt that has a higher standing in terms of repayment. This year, Russian debt prices have rebounded, as stronger commodity prices, particularly oil, helped. In addition, some stability returned to the Russian economy. Russia was the top-performing country in the emerging-markets benchmark this year and a top contributor to the subportfolio. Our decision to overweight Brazil also helped performance. In early January, we took advantage of the oversold prices that resulted from investors' anticipation of the country's currency devaluation. Brazilian debt prices subsequently recovered in part due to better-than-expected economic reports. With oil prices improving, the fund further benefited from its overweighting in Venezuela, one of the world's most important oil producers. Underweighting Ecuador also contributed to relative performance. Security selection was a key driver of fund performance, specifically in countries with robust bond markets, such as Brazil, Mexico and Argentina.

Q. JOHN, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A. I have a cautious outlook as we enter the second half. I am keeping a careful watch on capital market liquidity. That being said, we continue to see compelling opportunities in credit spread markets such as high-yield and emerging markets given their absolute yield levels.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: a high level of current
income by investing primarily
in debt securities; the fund may
also seek capital appreciation

START DATE: October 31, 1994

SIZE: as of June 30, 1999,
more than $308 million

MANAGER: John Carlson, since
1995; manager, Fidelity
Advisor Emerging Markets
Income Fund, since 1995;
joined Fidelity in 1995

JOHN CARLSON DISCUSSES
THE EURO AND CORPORATE DEBT
ISSUANCE:

"The physical transition to the single
currency has proceeded relatively
smoothly, with all participating
government bonds redenominating
to euros at the beginning of 1999.
Some corporate bonds remain
denominated in legacy currencies -
national currencies replaced by the
euro - and will redenominate by the
end of 2001.

"The introduction of the euro has
reduced the scope for international
investors to add value through
currency plays and, as a result, more
investors are turning to the credit
markets as a medium for adding
value.

"In terms of economic convergence
- the performance of the
euro-countries' national economies
- it is too early to judge how things
will develop. Certainly there is
still a wide range of economic
performance, with some peripheral
countries like Ireland turning in very
strong growth while the German
economy, for example, continues to
struggle.

"Prior to this year, the corporate
markets hardly existed in Europe
as companies used banks as their
main source of debt finance. This
year, we have seen huge amounts of
corporate issuance as the banks
have come under increasing
competitive pressure and the
markets have enabled companies to
finance themselves to a larger extent
and with more flexibility. The
issuance also has been driven by an
increased level of merger and
acquisition activity as companies
seek to establish themselves across
Europe."

INVESTMENT CHANGES

TOP FIVE HOLDINGS AS OF JUNE
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS 6 MONTHS AGO

U.S. Treasury Obligations       12.5                     11.3

Fannie Mae                      5.9                      7.0

Treuhandanstalt                 3.9                      0.0

Brazilian Federative Republic   3.0                      1.6

Federal Home Loan Bank          2.8                      3.2

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 15.7                     13.2

UTILITIES                       11.4                     11.7

BASIC INDUSTRIES                3.6                      0.9

TECHNOLOGY                      1.9                      2.3

FINANCE                         1.7                      1.8

QUALITY DIVERSIFICATION AS OF
JUNE 30, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      40.9                     43.5

Baa                             1.2                      0.3

Ba                              6.4                      10.6

B                               30.7                     23.5

Caa, Ca, C                      6.9                      5.6

Not Rated                       3.3                      4.5


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1999 AND DECEMBER 31, 1998 ACCOUNT FOR 3.3% AND 4.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *

                               Corporate Bonds 37.4%

                               U.S. Government and
                               Government Agency
                               Obligations 27.4%

                               Foreign Government &
                               Government Agency
                               Obligations 21.6%

                               Stocks 5.5%

                               Other Investments 3.2%

                               Short-term Investments 4.9%

* FOREIGN INVESTMENTS 32.5%

AS OF DECEMBER 31, 1998 **

                            Corporate Bonds 33.2%

                            U.S. Government and
                            Government Agency
                            Obligations 29.3%

                            Foreign Government &
                            Government Agency
                            Obligations 24.9%

                            Stocks 5.9%

                            Other Investments 0.9%

                            Short-term Investments 5.8%

** FOREIGN INVESTMENTS 29.8%


Row: 1, Col: 1, Value: 38.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 27.4
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 5.5
Row: 1, Col: 6, Value: 2.4
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.9

Row: 1, Col: 1, Value: 33.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 29.3
Row: 1, Col: 4, Value: 24.9
Row: 1, Col: 5, Value: 5.9
Row: 1, Col: 6, Value: 0.9
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.8

INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 37.4%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.4%

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Total Renal Care Holdings,        B1          $ 960,000                           $ 777,600
Inc. 7% 5/15/09 (g)

MEDIA & LEISURE - 0.5%

LODGING & GAMING - 0.2%

Signature Resorts, Inc. 5.75%     Caa1         960,000                             681,600
1/15/07

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 4.25%       B1           1,070,000                           802,500
3/15/04

TOTAL MEDIA & LEISURE                                                              1,484,100

RETAIL & WHOLESALE - 0.2%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Sunglass Hut International,       B3           660,000                             574,200
Inc. 5.25% 6/15/03

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

Telefonos de Mexico SA de CV      BB           480,000                             495,600
4.25% 6/15/04

Telekom Malaysia BHD 4%           Baa3         990,000                             853,875
10/3/04

                                                                                   1,349,475

TOTAL CONVERTIBLE BONDS                                                            4,185,375

NONCONVERTIBLE BONDS - 36.0%

BASIC INDUSTRIES - 3.6%

CHEMICALS & PLASTICS - 1.6%

Berry Plastics Corp. 11%          B3           590,000                             597,375
7/15/07 (g)

Huntsman Corp. 9.5% 7/1/07 (g)    B2           940,000                             895,350

Huntsman ICI Chemicals LLC        B2           1,200,000                           1,210,500
10.125% 7/1/09 (g)

Lyondell Chemical Co.:

9.625% 5/1/07 (g)                 Ba3          750,000                             766,875

9.875% 5/1/07 (g)                 Ba3          850,000                             864,875

10.875% 5/1/09 (g)                B2           710,000                             733,075

                                                                                   5,068,050

IRON & STEEL - 0.2%

WHX Corp. 10.5% 4/15/05           B3           560,000                             532,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.3%

Kaiser Aluminum & Chemical        B3          $ 780,000                           $ 793,650
Corp. 12.75% 2/1/03

PACKAGING & CONTAINERS - 1.0%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1         520,000                             490,100

9.75% 6/15/07                     Caa1         200,000                             192,000

Packaging Corp. of America        B3           2,400,000                           2,442,000
9.625% 4/1/09 (g)

                                                                                   3,124,100

PAPER & FOREST PRODUCTS - 0.5%

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2           210,000                             216,300

11.25% 5/1/04                     B2           50,000                              51,875

10.75% 5/1/02                     B2           70,000                              73,325

Florida Coast Paper Co.           Ca           690,000                             310,500
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03 (c)

Millar Western Forest             B3           215,000                             209,088
Products Ltd. 9.875% 5/15/08

Stone Container Corp. 12.58%      B2           560,000                             604,800
8/1/16 (h)

                                                                                   1,465,888

TOTAL BASIC INDUSTRIES                                                             10,983,688

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.3%

Cemex SA 9.25% 6/17/02            Ba2          870,000                             878,700

ENGINEERING - 0.1%

Anteon Corp. 12% 5/15/09 (g)      B3           360,000                             354,600

TOTAL CONSTRUCTION & REAL                                                          1,233,300
ESTATE

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Blue Bird Body Co. 10.75%         B2           210,000                             222,600
11/15/06

CONSUMER DURABLES - 0.2%

Corning Consumer Products Co.     B3           650,000                             563,875
9.625% 5/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

HOME FURNISHINGS - 0.9%

Omega Cabinets Ltd. 10.5%         B3          $ 720,000                           $ 720,000
6/15/07

Sealy Corp., Inc. 10%             -            582,342                             570,695
12/18/08 pay-in-kind (k)

Sealy Mattress Co.:

0% 12/15/07 (e)                   B3           1,140,000                           741,000

9.875% 12/15/07                   B3           170,000                             166,600

Simmons Co. 10.25% 3/15/09 (g)    B3           540,000                             549,450

                                                                                   2,747,745

TOTAL DURABLES                                                                     3,534,220

ENERGY - 1.3%

ENERGY SERVICES - 0.4%

Petroliam Nasional BHD
(Petronas):

7.625% 10/15/26 (Reg. S)          A2           670,000                             546,050

yankee 7.625% 10/15/26 (g)        Baa3         250,000                             203,750

R&B Falcon Corp. 12.25%           Ba3          240,000                             248,400
3/15/06 (g)

RBF Finance Co.:

11% 3/15/06 (g)                   Ba3          180,000                             185,400

11.375% 3/15/09 (g)               Ba3          180,000                             186,300

                                                                                   1,369,900

OIL & GAS - 0.9%

Chesapeake Energy Corp.           B3           350,000                             327,250
9.625% 5/1/05

Comstock Resources, Inc.          B2           660,000                             674,850
11.25% 5/1/07 (g)

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2           310,000                             292,950

9.25% 4/1/07                      B2           30,000                              29,775

Ocean Energy, Inc.:

8.875% 7/15/07                    B1           35,000                              34,475

10.375% 10/15/05                  B2           20,000                              20,950

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          510,000                             425,850

9.5% 9/15/27                      Ba2          760,000                             722,950

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Snyder Oil Corp. 8.75% 6/15/07    Ba3         $ 160,000                           $ 158,800

Vintage Petroleum, Inc. 9%        B1           60,000                              59,550
12/15/05

                                                                                   2,747,400

TOTAL ENERGY                                                                       4,117,300

FINANCE - 1.6%

BANKS - 0.5%

Banco Nacional de
Desenvolvimento Economico e
Social:

13.64% 6/16/08 (h)                B1           1,160,000                           980,200

13.64% 6/16/08 (g)(h)             B1           500,000                             422,500

                                                                                   1,402,700

CREDIT & OTHER FINANCE - 1.1%

AMRESCO, Inc. 9.875% 3/15/05      Caa3         390,000                             298,350

Cellco Finance NV 15% 8/1/05      B2           930,000                             957,900

ContiFinancial Corp. 8.125%       Caa1         220,000                             167,200
4/1/08

Digital Television Services       B3           360,000                             390,600
LLC/ DTS Capital, Inc. 12.5%
8/1/07

FSA Global Funding Ltd. euro      -      EUR   1,000,000                           1,028,450
5.125% 7/22/09

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1          80,000                              67,200

7.6% 8/1/07                       Ba1          10,000                              8,225

7.875% 8/1/03                     Ba1          235,000                             200,338

Stone Container Finance Co.       B2           120,000                             129,000
11.5% 8/15/06 (g)

WinStar Equipment II Corp.        CCC+         145,000                             150,800
12.5% 3/15/04

                                                                                   3,398,063

TOTAL FINANCE                                                                      4,800,763

HEALTH - 1.4%

DRUGS & PHARMACEUTICALS - 0.2%

Global Health Sciences, Inc.      Caa1         580,000                             436,450
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 1.2%

Everest Healthcare Services,      B3           740,000                             713,175
Inc. 9.75% 5/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Express Scripts, Inc. 9.625%      Ba2         $ 270,000                           $ 274,050
6/15/09 (g)

Fountain View, Inc. 11.25%        Caa1         200,000                             162,000
4/15/08

Hanger Orthopedic Group, Inc.     B3           490,000                             497,350
11.25% 6/15/09 (g)

Harborside Healthcare Corp.       B3           680,000                             265,200
0% 8/1/08 (e)

Integrated Health Services,
Inc.:

9.25% 1/15/08                     B2           288,000                             201,600

9.5% 9/15/07                      B2           50,000                              36,250

Mariner Post-Acute Network,       B3           1,136,000                           181,760
Inc. 9.5% 11/1/07

Oxford Health Plans, Inc. 11%     Caa1         900,000                             909,000
5/15/05 (g)

Tenet Healthcare Corp. 8.125%     Ba3          580,000                             548,100
12/1/08

                                                                                   3,788,485

TOTAL HEALTH                                                                       4,224,935

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

ELECTRICAL EQUIPMENT - 0.1%

Juno Lighting, Inc. 11.875%       B3           315,000                             318,938
7/1/09 (g)

Motors & Gears, Inc. 10.75%       B3           70,000                              70,350
11/15/06

                                                                                   389,288

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Applied Power, Inc. 8.75%         B1           590,000                             572,300
4/1/09

Dunlop Standard Aero Holdings     B3           480,000                             487,200
PLC 11.875% 5/15/09 (g)

Thermadyne Manufacturing LLC      B3           550,000                             485,375
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3           640,000                             611,200
(g)

                                                                                   2,156,075

POLLUTION CONTROL - 0.1%

Safety-Kleen Corp. 9.25%          B3           310,000                             312,325
5/15/09 (g)

TOTAL INDUSTRIAL MACHINERY &                                                       2,857,688
EQUIPMENT

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - 12.8%

BROADCASTING - 10.1%

ACME Television LLC/ACME          B3          $ 1,020,000                         $ 836,400
Financial Corp. 0% 9/30/04
(e)

Adelphia Communications Corp.:

8.375% 2/1/08                     B1           370,000                             356,125

9.25% 10/1/02                     B1           280,000                             283,500

9.875% 3/1/07                     B1           800,000                             835,000

Ascent Entertainment Group,       B3           380,000                             273,600
Inc. 0% 12/15/04 (e)

Avalon Cable Michigan,            B3           120,000                             122,100
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08 (g)

Benedek Communications Corp.      B3           1,260,000                           1,045,800
0% 5/15/06 (e)

Bresnan Communications Group
LLC/Bresnan Capital Corp.:

0% 2/1/09 (e)(g)                  B2           230,000                             150,075

8% 2/1/09 (g)                     B2           80,000                              79,400

CapStar Broadcasting
Partners, Inc.:

0% 2/1/09 (e)                     B3           315,000                             264,600

9.25% 7/1/07                      B2           1,010,000                           1,031,463

Century Communications Corp.:

8.375% 12/15/07                   Ba3          20,000                              19,250

8.75% 10/1/07                     Ba3          90,000                              89,100

9.5% 3/1/05                       Ba3          60,000                              61,800

, Series B, 0% 1/15/08            Ba3          630,000                             277,200

Chancellor Media Corp.:

8% 11/1/08                        Ba2          970,000                             950,600

8.125% 12/15/07                   B1           250,000                             241,875

9% 10/1/08                        B1           3,220,000                           3,260,250

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (e)(g)                  B2           2,600,000                           1,599,000

8.625% 4/1/09 (g)                 B2           1,145,000                           1,094,906

Citadel Broadcasting Co.:

9.25% 11/15/08                    B3           820,000                             846,650

10.25% 7/1/07                     B3           420,000                             452,550

Classic Cable, Inc. 9.875%        B3           140,000                             144,900
8/1/08 (g)

Comcast UK Cable Partners         B2           220,000                             195,800
Ltd. 0% 11/15/07 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable Communications      B3          $ 696,000                           $ 610,740
PLC yankee 0% 12/15/05 (e)

EchoStar DBS Corp. 9.375%         B2           2,380,000                           2,409,750
2/1/09 (g)

Emmis Broadcasting                B2           240,000                             228,000
Communications Corp. 8.125%
3/15/09 (g)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (e)                    B2           2,575,000                           1,799,281

8.375% 4/15/10                    B2           380,000                             378,100

FrontierVision Holdings           Caa1         901,000                             779,365
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (e)

FrontierVision Holdings           Caa1         500,000                             432,500
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(e)

Golden Sky DBS, Inc. 0%           Caa1         1,180,000                           684,400
3/1/07 (e)(g)

Intermedia Capital Partners       B2           520,000                             574,600
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

Lenfest Communications, Inc.:

8.25% 2/15/08                     B1           90,000                              91,575

8.375% 11/1/05                    Ba2          90,000                              94,950

LIN Holdings Corp. 0% 3/1/08      B3           1,240,000                           827,700
(e)

NTL Communications Corp.:

0% 10/1/08 (e)                    B3           3,230,000                           2,212,550

11.5% 10/1/08                     B3           1,080,000                           1,182,600

NTL, Inc. 0% 4/1/08 (e)           B3           890,000                             596,300

Olympus Communications            B1           90,000                              98,550
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3           20,000                              19,600
9.625% 10/15/05

Satelites Mexicanos SA de CV      B3           580,000                             458,200
10.125% 11/1/04

Susquehanna Media Co. 8.5%        B1           90,000                              89,100
5/15/09 (g)

TeleWest Communications PLC:

0% 4/15/09 (e)(g)                 B1           210,000                             140,700

11.25% 11/1/08                    B1           170,000                             192,100

Telewest PLC 0% 10/1/07 (e)       B1           1,240,000                           1,109,800

United International              B3           2,560,000                           1,702,400
Holdings, Inc. 0% 2/15/08 (e)

                                                                                   31,224,805

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.8%

AMC Entertainment, Inc. 9.5%      B3          $ 130,000                           $ 122,200
3/15/09

Livent, Inc. 9.375% 10/15/04      B1           300,000                             108,000
(c)

Mohegan Tribal Gaming             Ba3          210,000                             208,950
Authority 8.75% 1/1/09

Premier Parks, Inc.:

0% 4/1/08 (e)                     B3           1,170,000                           775,125

9.25% 4/1/06                      B3           1,080,000                           1,069,200

                                                                                   2,283,475

LODGING & GAMING - 1.4%

Circus Circus Enterprises,
Inc.:

7.625% 7/15/13                    Ba2          190,000                             167,200

9.25% 12/1/05                     Ba2          160,000                             162,400

Florida Panthers Holdings,        B2           930,000                             876,525
Inc. 9.875% 4/15/09

Horseshoe Gaming LLC:

8.625% 5/15/09 (g)                B2           340,000                             328,950

9.375% 6/15/07                    B2           890,000                             907,800

ITT Corp. 6.75% 11/15/05          Ba1          50,000                              44,250

KSL Recreation Group, Inc.        B3           320,000                             324,800
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3           780,000                             702,000
10/1/07

Station Casinos, Inc. 8.875%      B2           850,000                             828,750
12/1/08

Sun International Hotels          Ba3          30,000                              30,075
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                   4,372,750

RESTAURANTS - 0.5%

Domino's, Inc. 10.375% 1/15/09    B3           1,040,000                           1,050,400

NE Restaurant, Inc. 10.75%        B3           510,000                             466,650
7/15/08

                                                                                   1,517,050

TOTAL MEDIA & LEISURE                                                              39,398,080

NONDURABLES - 0.7%

FOODS - 0.5%

Aurora Foods, Inc. 8.75%          B1           130,000                             127,725
7/1/08

Del Monte Corp. 12.25% 4/15/07    B3           252,000                             283,500

Del Monte Foods Co. 0%            Caa2         1,564,000                           1,153,450
12/15/07 (e)

                                                                                   1,564,675

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 0.2%

Revlon Consumer Products          B3          $ 680,000                           $ 635,800
Corp. 8.625% 2/1/08

TOTAL NONDURABLES                                                                  2,200,475

RETAIL & WHOLESALE - 1.2%

GENERAL MERCHANDISE STORES -
0.0%

K mart Corp. 7.95% 2/1/23         Ba1          200,000                             189,000

GROCERY STORES - 1.0%

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07                   Caa1         460,000                             165,600

12% 3/1/06                        B3           601,000                             489,815

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3           230,000                             213,900

9.5% 8/1/03                       B3           940,000                             874,200

Smiths Food & Drug Centers,       BBB-         1,000,000                           1,045,000
Inc. 1994 Pass Through Trust
9.2% 7/2/18

Star Market Co., Inc. 13%         B3           230,000                             250,125
11/1/04

                                                                                   3,038,640

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

TM Group Holdings PLC 11%         B3           500,000                             506,250
5/15/08

TOTAL RETAIL & WHOLESALE                                                           3,733,890

SERVICES - 0.5%

PRINTING - 0.4%

Sullivan Graphics, Inc.           Caa1         720,000                             748,800
12.75% 8/1/05

Von Hoffman Corp. 13.5%           -            649,492                             623,512
5/15/09 pay-in-kind (g)

                                                                                   1,372,312

SERVICES - 0.1%

Medaphis Corp. 9.5% 2/15/05       Caa1         190,000                             140,600

Spin Cycle, Inc. 0% 5/1/05 (e)    -            490,000                             142,100

                                                                                   282,700

TOTAL SERVICES                                                                     1,655,012

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - 1.4%

COMPUTER SERVICES & SOFTWARE
- 0.9%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1        $ 950,000                           $ 650,750

Concentric Network Corp.          -            690,000                             721,050
12.75% 12/15/07

DecisionOne Corp. 9.75%           B3           830,000                             41,500
8/1/07 (c)

DecisionOne Holdings Corp. 0%     Caa1         200,000                             1,000
8/1/08 unit (c)(e)

Federal Data Corp. 10.125%        B3           1,650,000                           1,563,375
8/1/05

                                                                                   2,977,675

ELECTRONIC INSTRUMENTS - 0.3%

Telecommunications Techniques     B3           945,000                             916,650
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.2%

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3           420,000                             408,450

10.375% 10/1/07 (g)               B3           160,000                             157,600

                                                                                   566,050

TOTAL TECHNOLOGY                                                                   4,460,375

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc. 9.375%            B3           270,000                             260,213
11/15/06

Kitty Hawk, Inc. 9.95%            B1           670,000                             664,975
11/15/04

                                                                                   925,188

UTILITIES - 8.8%

CELLULAR - 3.3%

McCaw International Ltd. 0%       Caa1         930,000                             562,650
4/15/07 (e)

Millicom International            Caa1         6,050,000                           4,416,500
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 9/15/07 (e)                    B2           703,000                             509,675

0% 10/31/07 (e)                   B2           850,000                             597,125

0% 2/15/08 (e)                    B2           2,060,000                           1,421,400

9.75% 8/15/04                     B2           330,000                             336,600

12% 11/1/08                       B2           460,000                             517,500

Orbital Imaging Corp. 11.625%     -            1,010,000                           929,200
3/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Rogers Communications, Inc.       B2          $ 625,000                           $ 631,250
8.875% 7/15/07

Spectrasite Holdings, Inc. 0%     -            290,000                             163,850
4/15/09 (e)(g)

                                                                                   10,085,750

TELEPHONE SERVICES - 5.5%

Compania Internacional de         BB     ARS   950,000                             736,349
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

Energis PLC 9.75% 6/15/09 (g)     B1           590,000                             597,375

Esprit Telecom Group PLC          Caa1         1,500,000                           1,582,500
10.875% 6/15/08

Global TeleSystems Group,         Caa2         650,000                             630,500
Inc. 9.875% 2/15/05

GST Network Funding, Inc. 0%      -            1,000,000                           570,000
5/1/08 (e)(g)

GST Equipment Funding, Inc.       -            90,000                              96,075
13.25% 5/1/07

Hermes Europe Railtel BV          B3           540,000                             565,650
11.5% 8/15/07

ICG Services, Inc.:

0% 2/15/08 (e)                    -            2,435,000                           1,357,513

0% 5/1/08 (e)                     -            45,000                              24,300

Mannesmann Finance BV euro        A2     EUR   1,000,000                           994,331
4.75% 5/27/09

McLeodUSA, Inc.:

8.375% 3/15/08                    B2           130,000                             122,850

9.25% 7/15/07                     B2           310,000                             307,675

9.5% 11/1/08                      B2           450,000                             451,125

MetroNet Communications Corp.:

0% 11/1/07 (e)                    B3           380,000                             297,350

0% 6/15/08 (e)                    B3           1,300,000                           962,000

10.625% 11/1/08 (g)               B3           460,000                             518,650

NEXTLINK Communications, Inc.     B3           1,050,000                           618,188
0% 6/1/09 (e)

Ono Finance PLC 13% 5/1/09        -            600,000                             618,000
unit (g)

Pathnet, Inc. 12.25% 4/15/08      -            375,000                             206,250

Qwest Communications              Ba1          850,000                             660,875
International, Inc. 0%
10/15/07 (e)

Rhythms NetConnections, Inc.      B3           290,000                             271,150
12.75% 4/15/09 (g)

Teligent, Inc.:

0% 3/1/08 (e)                     Caa1         70,000                              41,300

11.5% 12/1/07                     Caa1         845,000                             832,325

Viatel, Inc.:

0% 4/15/08 (e)                    Caa1         345,000                             219,938

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc.: - continued

11.25% 4/15/08                    Caa1        $ 960,000                           $ 981,600

WinStar Communications, Inc.:

0% 10/15/05 (e)                   Caa1         80,000                              70,000

0% 10/15/05 (e)                   Caa1         60,000                              82,800

0% 3/15/08 (e)                    CCC          1,685,000                           1,474,375

10% 3/15/08                       CCC          600,000                             528,000

WinStar Equipment Corp. 12.5%     B3           490,000                             509,600
3/15/04

                                                                                   16,928,644

TOTAL UTILITIES                                                                    27,014,394

TOTAL NONCONVERTIBLE BONDS                                                         111,139,308

TOTAL CORPORATE BONDS                                                              115,324,683
(Cost $118,998,462)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 23.1%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 10.6%

Fannie Mae:

5.125% 2/13/04                    Aaa          5,535,000                           5,306,681

6.5% 7/16/07                      Aaa          6,930,000                           6,911,566

Federal Farm Credit Bank          Aaa          1,000,000                           1,009,220
6.66% 12/26/06

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa          7,500,000                           6,964,425

6.75% 4/5/04                      Aaa          870,000                             887,400

7.7% 9/20/04                      Aaa          800,000                             848,496

Government Loan Trusts            Aaa          185,503                             200,026
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) Series 1 B,
8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Series 1 C, 9.25% 11/15/01        Aaa          3,188,455                           3,326,707

Series 2 E, 9.4% 5/15/02          Aaa          113,155                             117,731

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency): - continued

Series T 3, 9.625% 5/15/02        Aaa         $ 44,623                            $ 46,492

Guaranteed Export Trust           Aaa          1,200,000                           1,206,764
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Guaranteed Trade Trust            Aaa          825,000                             826,073
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Private Export Funding Corp.:

secured 5.82% 6/15/03 (g)         Aaa          4,600,000                           4,539,464

secured 6.86% 4/30/04             Aaa          570,000                             580,429

TOTAL U.S. GOVERNMENT AGENCY                                                       32,771,474
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
12.5%

U.S. Treasury Bonds:

8.75% 5/15/17                     Aaa          11,440,000                          14,441,162

8.875% 8/15/17                    Aaa          6,315,000                           8,067,413

10.75% 8/15/05                    Aaa          5,900,000                           7,334,408

U.S. Treasury Notes:

5.875% 8/31/99                    Aaa          8,600,000                           8,615,893

7% 7/15/06                        Aaa          180,000                             190,660

TOTAL U.S. TREASURY                                                                38,649,536
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                          71,421,010
GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,902,349)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 4.3%



FANNIE MAE - 2.0%

5.5% 5/1/11 to 6/1/14             Aaa          724,464                             687,827

6% 11/1/10 to 1/1/26              Aaa          1,555,348                           1,500,657

6.5% 5/1/08 to 2/1/26             Aaa          1,797,156                           1,741,584

7% 9/1/25 to 12/1/28              Aaa          724,979                             716,595

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

7.5% 1/1/28 to 5/1/28             Aaa         $ 745,440                           $ 752,895

8% 7/1/26 to 12/1/27              Aaa          616,193                             633,326

TOTAL FANNIE MAE                                                                   6,032,884

FREDDIE MAC - 0.1%

6% 12/1/07                        Aaa          53,562                              52,273

8.5% 3/1/20                       Aaa          211,490                             222,079

TOTAL FREDDIE MAC                                                                  274,352

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.2%

6% 1/15/09 to 5/15/09             Aaa          877,268                             856,406

6.5% 4/15/26 to 5/15/26           Aaa          849,581                             819,047

7% 9/15/25 to 10/15/28            Aaa          1,496,716                           1,476,665

7.5% 2/15/22 to 8/15/28           Aaa          2,655,830                           2,683,918

8% 9/15/26 to 12/15/26            Aaa          525,487                             540,427

11% 2/15/16 to 10/15/18           Aaa          416,750                             459,283

11.5% 3/15/10                     Aaa          56,985                              62,525

TOTAL GOVERNMENT NATIONAL                                                          6,898,271
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                       13,205,507
- MORTGAGE SECURITIES
(Cost $13,254,307)

ASSET-BACKED SECURITIES - 0.1%



Airplanes Pass Through Trust      Ba2          260,000                             245,700
10.875% 3/15/19 (Cost
$279,500)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) - 21.7%



Argentinian Republic:

Bote 2.2184% 4/1/00 (h)           Ba3          2,145                               269

Brady par euro 6% 3/31/23         Ba3          3,940,000                           2,521,600

9.75% 9/19/27                     Ba3          3,020,000                           2,321,625

Banco Central Costa Rica          Ba1          300,000                             262,500
Series A, 6.25% 5/21/10

Bank for Foreign Economic         Ca           2,370,000                           379,200
Affairs of Russia
(Vnesheconombank) interest
notes 6.0625% 12/15/15 (h)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) -  CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Brazilian Federative Republic:

Brady:

capitalization bond 8% 4/15/14    B2          $ 3,986,258                         $ 2,596,051

debt conversion bond euro         B2           2,970,000                           1,841,400
5.9375% 4/15/12 (h)

discount euro 5.875% 4/15/24      B2           2,020,000                           1,287,750
(h)

new money bond L 5.9375%          B2           3,690,000                           2,587,613
4/15/09 (Bearer) (h)

global bond 10.125% 5/15/27       B2           1,750,000                           1,319,063

Bulgarian Republic Brady:

discount A 5.875% 7/28/24 (h)     B2           1,530,000                           1,046,138

FLIRB A 2.5% 7/28/12 (h)          B2           280,000                             172,200

Canadian Government:

7% 12/1/06                        Aa1    CAD   2,000,000                           1,490,394

9% 6/1/25                         Aa1    CAD   2,100,000                           2,076,885

10% 5/1/02                        Aa1    CAD   5,000,000                           3,795,037

Central Bank of Nigeria:

6.25% 11/15/20                    -            750,000                             461,250

warrants 11/15/20 (a)(j)          -            750                                 0

City of Buenos Aires euro         B1     ARS   1,660,000                           1,336,480
10.5% 5/28/04

Costa Rican Republic 9.335%       Ba1          410,000                             401,800
5/15/09 (g)

German Federal Republic:

5.625% 1/4/28                     Aaa    EUR   1,650,000                           1,756,000

8.25% 9/20/01                     Aaa    EUR   3,050,000                           3,478,467

Ivory Coast Brady past due        -            585,000                             204,750
interest 2% 3/29/18 (h)

Japan Government Series 206       Aa1    JPY   180,000,000                         1,450,201
1.5% 9/22/08

Malaysian Government yankee       Baa3         1,370,000                           1,384,673
8.75% 6/1/09

Moscow City 9.5% 5/31/00          Caa1         1,220,000                           753,350
(Reg.)

Peruvian Republic Brady:

FLIRB 3.75% 3/7/17 (h)            Ba3          380,000                             209,000

past due interest 4.5% 3/7/17     Ba3          510,000                             314,925
(h)

Polish Republic Brady par 3%      Baa3         380,000                             227,050
10/27/24 (f)

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)      B3           2,170,000                           1,220,625

9.25% 11/27/01                    B3           260,000                             176,150

11% 7/24/18 (Reg. S)              B3           2,370,000                           1,185,000

Russian Federation Ministry       Ca           420,000                             98,700
of Finance 3% 5/14/03

Treuhandanstalt 6.625% 7/9/03     Aaa    EUR   10,650,000                          12,136,209

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) -  CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)                VALUE (NOTE 1)

Turkish Republic:

global 12.375% 6/15/09            B1          $ 370,000                           $ 364,913

Treasury Bill 0% 1/19/00 (l)      -      TRL   122,803,000                         190,355

United Kingdom, Great Britain
&  Northern Ireland:

8.75% 8/25/17                     Aaa    GBP   1,400,000                           3,228,197

9.75% 8/27/02                     Aaa    GBP   2,000,000                           3,535,676

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          1,490,000                           1,106,325
unit

global bond 11.5% 5/15/26         Ba2          1,990,000                           2,218,850

value recovery rights 6/30/03     -            1,000                               0
discount A (a)(j)

10.375% 2/17/09                   Ba2          430,000                             439,138

warrants 2/17/00 (a)(j)           -            11,100                              704,850

Venezuelan Republic:

Brady:

debt conversion bond euro         B2           2,226,182                           1,722,508
6.3125% 12/18/07 (h)

FLIRB A 6% 3/31/07 (h)            B2           761,900                             582,854

par W-B euro 6.75% 3/31/20        B2           960,000                             669,600

global bond:

13.625% 8/15/18                   B2           835,000                             768,200

Oil recovery rights 3/31/20       -            4,810                               0
(j)

9.25% 9/15/27                     B2           1,430,000                           950,950

TOTAL FOREIGN GOVERNMENT AND                                                       66,974,771
GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,287,304)

SUPRANATIONAL OBLIGATIONS -
2.3%



European Investment Bank 4%       Aaa    EUR   2,500,000                           2,427,078
4/15/09

International Bank for            Aaa    JPY   480,000,000                         4,682,044
Reconstruction & Development
4.75% 12/20/04

TOTAL SUPRANATIONAL OBLIGATIONS                                                    7,109,122
(Cost $7,682,135)


COMMON STOCKS - 0.2%

                                SHARES                VALUE (NOTE 1)

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive            260                  $ 0
LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CS Wireless Systems, Inc.        10                    0
(a)(g)

NTL, Inc. warrants 12/31/08      1,586                 79,300
(a)

UIH Australia/Pacific, Inc.      570                   1,140
warrants 5/15/06 (a)

                                                       80,440

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I       270                   0
warrants 11/14/99 (a)(g)

TOTAL MEDIA & LEISURE                                  80,440

SERVICES - 0.0%

Spin Cycle, Inc. warrants        490                   5
5/1/05 (a)(g)

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.         200                   61,000
warrants 12/15/07 (a)(g)

UTILITIES - 0.2%

CELLULAR - 0.1%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       230                   1,208
 .47) (a)

warrants 1/15/07 (CV ratio       480                   3,480
 .6) (a)

McCaw International Ltd.         1,753                 4,383
warrants 4/15/07 (a)(g)

Microcell Telecommunications,    5,404                 42,487
Inc. Class B (a)

Orbital Imaging Corp.            1,010                 30,300
warrants 3/1/05 (a)(g)

PageMart Nationwide, Inc.        2,100                 15,750
(non-vtg.) (a)

Powertel, Inc. warrants          3,328                 12,480
2/1/06 (a)

                                                       110,088

TELEPHONE SERVICES - 0.1%

FirstCom Corp. warrants          8,050                 33,206
10/27/07 (a)(g)

InterAmericas Communications     1,750                 7,219
Corp. warrants 10/27/07 (a)

KMC Telecom Holdings, Inc.       890                   2,225
warrants 4/15/08 (a)(g)

MGC Communications, Inc.         916                   23,816
(a)(g)

Pathnet, Inc. warrants           375                   3,750
4/15/08 (a)(g)

Rhythms NetConnections, Inc.     1,280                 215,219
warrants 5/15/08 (a)(g)

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Source Media, Inc. warrants      1,676                $ 14,246
11/1/07 (a)(g)

Versatel Telecom BV warrants     340                   17,000
5/15/08 (a)(g)

                                                       316,681

TOTAL UTILITIES                                        426,769

TOTAL COMMON STOCKS                                    568,214
(Cost $152,611)

NONCONVERTIBLE PREFERRED
STOCKS - 5.3%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred     15,847                412,022
Capital Corp. $2.2812

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group           240                   238,253
Capital Trust II 8.875%

MEDIA & LEISURE - 2.4%

BROADCASTING - 2.0%

Adelphia Communications Corp.    5,345                 610,666
$13.00

Benedek Communications Corp.     996                   756,960
11.5% pay-in-kind

Citadel Broadcasting Co.         5,149                 597,284
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              17,034                1,865,223

Series H, 11.75% pay-in-kind     4,616                 504,298

Granite Broadcasting Corp.       736                   721,280
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        796                   875,600

Sinclair Capital 11.625%         2,233                 232,790

                                                       6,164,101

PUBLISHING - 0.4%

PRIMEDIA, Inc.:

$9.20                            1,600                 149,200

8.625%                           7,377                 671,307

Series D, $10.00                 5,733                 563,267

                                                       1,383,774

TOTAL MEDIA & LEISURE                                  7,547,875

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1)

RETAIL & WHOLESALE - 0.2%

GROCERY STORES - 0.2%

Supermarkets General Holdings    12,725               $ 483,550
Corp. $3.52 pay-in-kind

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.         1,504                 1,428,800
13.5% pay-in-kind

UTILITIES - 2.0%

CELLULAR - 0.5%

Nextel Communications, Inc.:

11.125% pay-in-kind              742                   745,710

Series D, 13% pay-in-kind        974                   1,027,570

                                                       1,773,280

TELEPHONE SERVICES - 1.5%

e.spire Communications, Inc.:

$127.50 pay-in-kind              20                    7,100

14.75% pay-in-kind               1                     430

Hyperion Telecommunication,      13                    11,570
Inc. 12.875% pay-in-kind

ICG Holdings, Inc. 14.25%        801                   796,995
pay-in-kind

Intermedia Communications,       1,124                 1,104,330
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.    28,656                1,447,128
14% pay-in-kind

Source Media, Inc. 13.50%        3,663                 65,934
pay-in-kind

WinStar Communications, Inc.     1,399                 1,126,195
14.25%

                                                       4,559,682

TOTAL UTILITIES                                        6,332,962

TOTAL NONCONVERTIBLE                                   16,443,462
PREFERRED STOCKS
(Cost $17,194,338)


PURCHASED BANK DEBT - 0.0%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (D)

Bank for Foreign Economic         Ca      $ 490,000                          60,638
Affairs of Russia
(Vnesheconombank) loan under
1997 restructuring Agreement
6.0625% 12/15/20 (c)(h)
(Cost $213,864)

SOVEREIGN LOAN PARTICIPATIONS
- 0.8%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

Algerian Republic loan            -       $ 210,000                         $ 198,450
participation - The Chase
Manhattan Bank 7.3125%
3/4/00 (h)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

- BankBoston Corp. 6.0625%        -        4,070,000                         503,663
12/15/20 (c)(h)

- Deutsche Bank 6.0625%           -        2,920,000                         361,350
12/15/20 (c)(h)

- ING Bank NV 6.0625%             -        250,000                           30,938
12/15/20 (c)(h)

- Merrill Lynch, Pierce,          -        630,000                           77,963
Fenner & Smith, Inc. 6.0625%
12/15/20 (c)(h)

- Morgan (J.P.) Securities,       -        2,920,000                         361,350
Inc. 6.0625% 12/15/20 (c)(h)

- Paribus Capital Markets         -        400,000                           49,500
6.0625% 12/15/20 (c)(h)

- The Chase Manhattan Bank        -        1,710,000                         211,613
6.0625% 12/15/20 (c)(h)

Moroccan Kingdom:

loan participation:

Series A - Morgan Guaranty        -        404,762                           328,869
Trust Co. 5.9063% 1/1/09 (h)

Series A - The Chase              -        60,476                            49,137
Manhattan Bank 5.9063%
1/1/09 (h)

loan participation Series A -     -        208,095                           169,077
ING Bank NV 5.9063% 1/1/09
(h)

loan participation Series A -     -        280,000                           227,500
Paribas Capital Markets
5.9063% 1/1/09 (h)

TOTAL SOVEREIGN LOAN                                                         2,569,410
PARTICIPATIONS
(Cost $2,896,538)


COMMERCIAL PAPER - 0.3%



Ford Credit Europe PLC 0%       EUR      1,000,000                 1,033,053
7/22/99 (Cost $1,041,301)

CASH EQUIVALENTS - 4.5%

                           MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase  $ 13,799,855                    $ 13,798,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.84%,
dated 6/30/99 due 7/1/99
(Cost $13,798,000)

TOTAL INVESTMENT IN                                        $ 308,753,570
SECURITIES - 100%
(Cost $314,700,709)

SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

CAD                          -   Canadian dollar

EUR                          -   European Monetary Unit

GBP                          -   British pound

JPY                          -   Japanese yen

TRL                          -   Turkish lira

LEGEND

(a) Non-income producing

(b) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,589,795 or 9.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additonal information on each holding is as follows:

SECURITY                 ACQUISITION DATE   ACQUISITION COST

Sealy Corp., Inc.   10%  2/23/98 - 3/31/99  $ 540,417
12/18/08  pay-in-kind

(l) Principal amount in thousands

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        40.9%      AAA, AA, A    34.2%

Baa               0.9%       BBB           1.2%

Ba                6.0%       BB            7.0%

B                 30.7%      B             32.1%

Caa               5.9%       CCC           3.4%

Ca, C             0.3%       CC, C         0.9%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 3.3%. FMR has determined that unrated debt securities that are lower quality account for 3.3% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    67.5%

Germany                     5.6

United Kingdom              4.3

Brazil                      3.4

Canada                      3.4

Mexico                      2.3

Multi-National              2.3

Argentina                   2.2

Russia                      1.7

Venezuela                   1.5

Luxembourg                  1.4

Malaysia                    1.1

Others (individually less     3.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $315,960,254. Net unrealized depreciation aggregated $7,206,684, of which $7,039,976 related to appreciated investment securities and $14,246,660 related to depreciated investment securities.

The fund has elected to defer to its fiscal year ending December 31, 1999 approximately $5,876,000 of losses recognized during the period November 1, 1998 to December 31, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                       JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 308,753,570
value (including repurchase
agreements of $13,798,000)
(cost $314,700,709) -  See
accompanying schedule

Cash                                          1,430,910

Foreign currency held at                      1,032,741
value (cost $1,032,741)

Receivable for investments                    3,696,365
sold

Receivable for fund shares                    1,406,688
sold

Dividends receivable                          15,906

Interest receivable                           5,244,228

Other receivables                             5,447

 TOTAL ASSETS                                 321,585,855

LIABILITIES

Payable for investments        $ 10,878,155
purchased

Payable for fund shares         1,560,853
redeemed

Distributions payable           330,848

Accrued management fee          146,632

Distribution fees payable       114,191

Other payables and accrued      102,828
expenses

 TOTAL LIABILITIES                            13,133,507

NET ASSETS                                   $ 308,452,348

Net Assets consist of:

Paid in capital                              $ 324,404,068

Undistributed net investment                  1,866,221
income

Accumulated undistributed net                 (11,811,266)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (6,006,675)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 308,452,348

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                             JUNE 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.48
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($11,595,227 (divided by)
1,106,398 shares)

Maximum offering price per         $11.00
share (100/95.25 of $10.48)

CLASS T: NET ASSET VALUE and       $10.47
redemption price per share
 ($193,689,440 (divided by)
18,490,788 shares)

Maximum offering price per         $10.85
share (100/96.50 of $10.47)

CLASS B: NET ASSET VALUE and       $10.49
offering price per share
($83,734,906 (divided by)
7,980,434 shares) A

CLASS C: NET ASSET VALUE and       $10.47
offering price per share
($14,708,431 (divided by)
1,404,761 shares) A

INSTITUTIONAL CLASS: NET           $10.53
ASSET VALUE, offering price
and redemption price   per
share ($4,724,344 (divided
by) 448,466 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 SIX MONTHS ENDED JUNE 30,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                              $ 760,297
Dividends

Interest                                        11,841,181

 TOTAL INCOME                                   12,601,478

EXPENSES

Management fee                   $ 868,643

Transfer agent fees               275,879

Distribution fees                 664,214

Accounting fees and expenses      84,167

Non-interested trustees'          311
compensation

Custodian fees and expenses       27,146

Registration fees                 53,124

Audit                             12,621

Legal                             627

 Total expenses before            1,986,732
reductions

 Expense reductions               (1,523)       1,985,209

NET INVESTMENT INCOME                           10,616,269

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (3,665,619)

 Foreign currency transactions    (39,854)      (3,705,473)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            454,117

 Assets and liabilities in        (55,346)      398,771
foreign currencies

NET GAIN (LOSS)                                 (3,306,702)

NET INCREASE (DECREASE) IN                     $ 7,309,567
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 10,616,269               $ 17,634,579
income

 Net realized gain (loss)       (3,705,473)                (7,290,913)

 Change in net unrealized       398,771                    (8,237,745)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     7,309,567                  2,105,921
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (9,544,286)                (16,346,500)
From net investment income

 In excess of net realized      -                          (1,629,425)
gain

 TOTAL DISTRIBUTIONS            (9,544,286)                (17,975,925)

Share transactions - net        22,677,666                 119,784,884
increase (decrease)

  TOTAL INCREASE (DECREASE)     20,442,947                 103,914,880
IN NET ASSETS

NET ASSETS

 Beginning of period            288,009,401                184,094,521

 End of period (including      $ 308,452,348              $ 288,009,401
undistributed net investment
income of $1,866,221 and
$794,238, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.560                        $ 11.090                  $ 11.250  $ 11.010
period

Income from Investment
Operations

Net investment income D           .387                            .771                      .802      .267

Net realized and unrealized       (.116)                          (.512)                    .198      .493
gain (loss)

Total from investment             .271                            .259                      1.000     .760
operations

Less Distributions

From net investment income        (.351)                          (.729)                    (.790)    (.280)

From net realized gain            -                               -                         (.370)    (.240)

In excess of net realized gain    -                               (.060)                    -         -

Total distributions               (.351)                          (.789)                    (1.160)   (.520)

Net asset value, end of period   $ 10.480                        $ 10.560                  $ 11.090  $ 11.250

TOTAL RETURN B, C                 2.59%                           2.38%                     9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,595                        $ 9,596                   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to average      1.08% A                         1.23%                     1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.08% A                         1.22% G                   1.24% G   1.25% A
net assets after expense
reductions

Ratio of net investment           7.41% A                         7.22%                     7.16%     7.32% A
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%      119%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997       1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.550                        $ 11.090                  $ 11.250   $ 11.000  $ 9.920
period

Income from Invest- ment
Operations

Net investment  income            .385 D                          .781 D                    .814 D     .813 D    .885

Net realized  and unrealized      (.118)                          (.535)                    .194       .542      1.231
gain (loss)

Total from investment             .267                            .246                      1.008      1.355     2.116
operations

Less Distributions

From net investment income        (.347)                          (.726)                    (.798)     (.805)    (.806)

From net realized gain            -                               -                         (.370)     (.300)    (.230)

In excess of net realized gain    -                               (.060)                    -          -         -

Total distributions               (.347)                          (.786)                    (1.168)    (1.105)   (1.036)

Net asset value,  end of         $ 10.470                        $ 10.550                  $ 11.090   $ 11.250  $ 11.000
period

TOTAL RETURN B, C                 2.55%                           2.26%                     9.33%      12.89%    22.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 193,689                       $ 189,755                 $ 119,204  $ 99,327  $ 52,626
(000 omitted)

Ratio of expenses to average      1.14% A                         1.18%                     1.20%      1.23%     1.35% F
net assets

Ratio of expenses to average      1.14% A                         1.17% G                   1.19% G    1.22% G   1.35%
net assets after expense
reductions

Ratio of net investment           7.35% A                         7.25%                     7.21%      7.34%     7.28%
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%       119%      193%





                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Invest- ment
Operations

Net investment  income            .064 D

Net realized  and unrealized      (.046)
gain (loss)

Total from investment             .018
operations

Less Distributions

From net investment income        (.098)

From net realized gain            -

In excess of net realized gain    -

Total distributions               (.098)

Net asset value,  end of         $ 9.920
period

TOTAL RETURN B, C                 .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 10,687
(000 omitted)

Ratio of expenses to average      1.35% A, F
net assets

Ratio of expenses to average      1.35% A
net assets after expense
reductions

Ratio of net investment           5.80% A
income to average net assets

Portfolio turnover rate           104% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, be- ginning     $ 10.570                        $ 11.100                  $ 11.260  $ 11.010  $ 9.910
of period

Income from Invest- ment
Operations

Net investment  income            .351 D                          .713 D                    .740 D    .743 D    .820

Net realized  and unrealized      (.118)                          (.529)                    .194      .538      1.237
gain (loss)

Total from investment             .233                            .184                      .934      1.281     2.057
operations

Less Distributions

From net investment income        (.313)                          (.654)                    (.724)    (.731)    (.727)

From net realized gain            -                               -                         (.370)    (.300)    (.230)

In excess of net realized gain    -                               (.060)                    -         -         -

Total distributions               (.313)                          (.714)                    (1.094)   (1.031)   (.957)

Net asset value,  end of         $ 10.490                        $ 10.570                  $ 11.100  $ 11.260  $ 11.010
period

TOTAL RETURN B, C                 2.22%                           1.69%                     8.60%     12.14%    21.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 83,735                        $ 72,773                  $ 54,562  $ 37,403  $ 26,654
(000 omitted)

Ratio of expenses to average      1.79% A                         1.83%                     1.86%     1.88%     2.10% F
net assets

Ratio of expenses to average      1.79% A                         1.83%                     1.85% G   1.87% G   2.10%
net assets after expense
reductions

Ratio of net invest- ment         6.70% A                         6.56%                     6.55%     6.69%     6.53%
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%      119%      193%





                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, be- ginning     $ 10.000
of period

Income from Invest- ment
Operations

Net investment  income            .072 D

Net realized  and unrealized      (.078)
gain (loss)

Total from investment             (.006)
operations

Less Distributions

From net investment income        (.084)

From net realized gain            -

In excess of net realized gain    -

Total distributions               (.084)

Net asset value,  end of         $ 9.910
period

TOTAL RETURN B, C                 (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 9,379
(000 omitted)

Ratio of expenses to average      2.10% A, F
net assets

Ratio of expenses to average      2.10% A
net assets after expense
reductions

Ratio of net invest- ment         5.06% A
income to average net assets

Portfolio turnover rate           104% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.550                        $ 11.080                  $ 11.400
period

Income from Investment
Operations

Net investment income D           .343                            .672                      .105

Net realized and unrealized       (.116)                          (.517)                    .037
gain (loss)

Total from investment             .227                            .155                      .142
operations

Less Distributions

From net investment income        (.307)                          (.625)                    (.152)

From net realized gain            -                               -                         (.310)

In excess of net realized gain    -                               (.060)                    -

Total distributions               (.307)                          (.685)                    (.462)

Net asset value, end of period   $ 10.470                        $ 10.550                  $ 11.080

TOTAL RETURN B, C                 2.17%                           1.42%                     1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,708                        $ 11,248                  $ 659
(000 omitted)

Ratio of expenses to average      1.92% A                         2.07% F                   2.10% A, F
net assets

Ratio of net investment           6.57% A                         6.37%                     6.30% A
income to average net assets

Portfolio turnover rate           161% A                          150%                      140%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                (UNAUDITED)                     1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.610                        $ 11.140                  $ 11.300  $ 11.030  $ 10.890
of period

Income from Investment
Operations

Net investment income            .398 D                          .805 D                    .830 D    .826 D    .456

Net realized and  unrealized     (.119)                          (.533)                    .186      .548      .340
gain (loss)

Total from investment            .279                            .272                      1.016     1.374     .796
operations

Less Distributions

From net investment  income      (.359)                          (.742)                    (.806)    (.804)    (.426)

From net realized gain           -                               -                         (.370)    (.300)    (.230)

In excess of  net realized       -                               (.060)                    -         -         -
gain

Total distributions              (.359)                          (.802)                    (1.176)   (1.104)   (.656)

Net asset value,  end of        $ 10.530                        $ 10.610                  $ 11.140  $ 11.300  $ 11.030
period

TOTAL RETURN B, C                2.65%                           2.49%                     9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 4,724                         $ 4,636                   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to average     .93% A                          1.07%                     1.10% F   1.10% F   1.10% A, F
net assets

Ratio of expenses to  average    .93% A                          1.07%                     1.09% G   1.10%     1.10% A
net assets  after expense
reductions

Ratio of net investment          7.56% A                         7.29%                     7.31%     7.47%     7.53% A
income to average  net assets

Portfolio turnover rate          161% A                          150%                      140%      119%      193%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended June 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Strategic Income Fund(the fund) is a fund of Fidelity Advisor Series II(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $570,695 or 0.2% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,630,048 or 0.9% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $253,889,776 and $225,435,876, respectively, of which U.S. government and government agency obligations aggregated $40,183,492 and $34,173,485, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 7,910      $ 44

CLASS T    241,128      3,200

CLASS B    350,968      254,272

CLASS C    64,208       50,557

          $ 664,214    $ 308,073

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 35,974     $ 10,434

CLASS T    91,008       30,793

CLASS B    123,946      123,946*

CLASS C    4,529        4,529*

          $ 255,457    $ 169,702

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 11,700   .22*

CLASS T                 175,982   .18*

CLASS B                 69,942    .18*

CLASS C                 13,000    .20*

INSTITUTIONAL CLASS     5,255     .22*

                       $ 275,879

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $146 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,377 under the custodian arrangement.

6. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                SIX MONTHS ENDED JUNE 30,1999  YEAR ENDED DECEMBER 31, 1998



FROM NET INVESTMENT INCOME

Class A                         $ 349,289                      $ 468,016

Class T                          6,357,611                      10,946,403

Class B                          2,306,149                      4,114,994

Class C                          371,973                        416,895

Institutional Class              159,264                        400,192

Total                           $ 9,544,286                    $ 16,346,500

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                            $ 53,961

Class T                          -                              1,076,254

Class B                          -                              409,677

Class C                          -                              63,791

Institutional Class              -                              25,742

Total                           $ -                            $ 1,629,425

                                $ 9,544,286                    $ 17,975,925


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,  SIX MONTHS ENDED JUNE 30,

                                1999                       1998                     1999



CLASS A Shares sold              333,405                    900,167                 $ 3,530,824

Reinvestment of distributions    26,338                     40,130                   278,015

Shares redeemed                  (162,520)                  (335,982)                (1,721,944)

Net increase (decrease)          197,223                    604,315                 $ 2,086,895

CLASS T Shares sold              3,919,651                  11,047,467              $ 41,356,689

Reinvestment of distributions    501,567                    920,256                  5,292,269

Shares redeemed                  (3,916,536)                (4,726,297)              (41,308,120)

Net increase (decrease)          504,682                    7,241,426               $ 5,340,838

CLASS B Shares sold              1,886,033                  4,082,575               $ 19,947,120

Reinvestment of distributions    149,657                    304,841                  1,581,895

Shares redeemed                  (942,014)                  (2,414,647)              (9,966,455)

Net increase (decrease)          1,093,676                  1,972,769               $ 11,562,560

CLASS C Shares sold              523,802                    1,295,745               $ 5,521,090

Reinvestment of distributions    27,242                     34,501                   287,355

Shares redeemed                  (212,609)                  (323,431)                (2,245,165)

Net increase (decrease)          338,435                    1,006,815               $ 3,563,280

INSTITUTIONAL CLASS Shares       83,932                     422,294                 $ 891,824
sold

Reinvestment of distributions    9,820                      32,127                   104,204

Shares redeemed                  (82,318)                   (581,996)                (871,935)

Net increase (decrease)          11,434                     (127,575)               $ 124,093





                                YEAR ENDED DECEMBER 31,

                                1998



CLASS A Shares sold             $ 9,908,134

Reinvestment of distributions    381,968

Shares redeemed                  (3,569,407)

Net increase (decrease)         $ 6,720,695

CLASS T Shares sold             $ 122,912,518

Reinvestment of distributions    8,937,450

Shares redeemed                  (51,174,332)

Net increase (decrease)         $ 80,675,636

CLASS B Shares sold             $ 45,035,865

Reinvestment of distributions    2,975,955

Shares redeemed                  (25,559,874)

Net increase (decrease)         $ 22,451,946

CLASS C Shares sold             $ 14,256,416

Reinvestment of distributions    315,902

Shares redeemed                  (3,449,844)

Net increase (decrease)         $ 11,122,474

INSTITUTIONAL CLASS Shares      $ 4,701,276
sold

Reinvestment of distributions    334,547

Shares redeemed                  (6,221,690)

Net increase (decrease)         $ (1,185,867)


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the Fidelity Advisor Strategic Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 1999. For the fiscal years ended December 31, 1998 and December 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

Fidelity International Investment Advisors, Pembroke, Bermuda

Fidelity International Investment Advisors (U.K.) Limited
London, England

Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Kevin E. Grant, Vice President
Ian Spreadbury, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement
Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

SII-SANN-0899   82015
1.705748.101

(Fidelity logo graphic)(registered trademark)